                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                EQUITY PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST EQUITY PORTFOLIO
   For the latest six month period, the SAFECO RST Equity Portfolio delivered 14.26%, outpacing the 12.26% return posted by the Lipper Analytical Services Growth and Income peer group, but underperforming the 17.70% posted by the S&P 500 Index. For the 12 months, the Portfolio returned 21.96%, lagging the Lipper Growth and Income peer group's 23.02% and the S&P 500's 30.15%.
                            [PHOTO OF RICH MEAGLEY]

   The Portfolio outpaced its peer funds in the latest period because the Lipper peer group, as a whole, owns more small to mid cap companies than we do and small to mid-cap companies clearly underperformed the S&P 500.
   The Portfolio lagged the S&P 500 because we have a lower price-to-earnings ratio (P/E); and within the S&P 500, higher P/E stocks outperformed lower-P/E stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED JUNE 30, 1998

1  Year                 21.96%
5  Year                 23.06%
10 Year                 18.70%

INVESTMENT VALUE

SAFECO RST EQUITY PORTFOLIO: $55,510
S&P 500 INDEX: $54,772

             SAFECO RST
              EQUITY      S&P 500
             PORTFOLIO     INDEX
06/30/88      $10,000     $10,000
07/31/88      $10,000      $9,962
08/31/88      $10,010      $9,623
09/30/88       $9,893     $10,033
10/31/88      $10,300     $10,312
11/30/88      $10,572     $10,165
12/31/88      $10,535     $10,343
01/31/89      $10,535     $11,100
02/28/89      $11,133     $10,823
03/31/89      $10,950     $11,075
04/30/89      $11,001     $11,650
05/31/89      $11,528     $12,122
06/30/89      $11,872     $12,053
07/31/89      $11,913     $13,141
08/31/89      $12,956     $13,399
09/30/89      $13,098     $13,344
10/31/89      $12,763     $13,034
11/30/89      $13,017     $13,300
12/31/89      $13,391     $13,620
01/31/90      $12,318     $12,706
02/28/90      $12,372     $12,870
03/31/90      $12,838     $13,211
04/30/90      $12,372     $12,880
05/31/90      $13,456     $14,136
06/30/90      $13,500     $14,040
07/31/90      $13,500     $13,995
08/31/90      $13,532     $12,730
09/30/90      $12,339     $12,110
10/31/90      $11,786     $12,058
11/30/90      $11,656     $12,837
12/31/90      $12,693     $13,195
01/31/91      $13,240     $13,770
02/28/91      $14,065     $14,755
03/31/91      $14,411     $15,112
04/30/91      $14,857     $15,148
05/31/91      $15,437     $15,803
06/30/91      $14,589     $15,079
07/31/91      $15,548     $15,782
08/31/91      $15,738     $16,156
09/30/91      $15,403     $15,886
10/31/91      $15,537     $16,099
11/30/91      $14,678     $15,450
12/31/91      $16,101     $17,217
01/31/92      $16,913     $16,897
02/29/92      $17,331     $17,117
03/31/92      $16,387     $16,783
04/30/92      $16,531     $17,276
05/31/92      $16,363     $17,361
06/30/92      $15,348     $17,102
07/31/92      $15,921     $17,802
08/31/92      $15,396     $17,437
09/30/92      $15,456     $17,643
10/31/92      $16,005     $17,703
11/30/92      $16,984     $18,304
12/31/92      $17,398     $18,529
01/31/93      $17,827     $18,684
02/28/93      $17,802     $18,938
03/31/93      $18,562     $19,338
04/30/93      $18,182     $18,870
05/31/93      $19,615     $19,374
06/30/93      $19,677     $19,430
07/31/93      $19,456     $19,352
08/31/93      $20,510     $20,085
09/30/93      $21,122     $19,931
10/31/93      $21,674     $20,343
11/30/93      $21,821     $20,150
12/31/93      $22,254     $20,394
01/31/94      $23,666     $21,087
02/28/94      $23,065     $20,515
03/31/94      $22,137     $19,623
04/30/94      $22,764     $19,874
05/31/94      $23,327     $20,198
06/30/94      $22,490     $19,703
07/31/94      $23,013     $20,350
08/31/94      $24,516     $21,182
09/30/94      $24,268     $20,665
10/31/94      $24,804     $21,128
11/30/94      $24,307     $20,359
12/31/94      $24,243     $20,660
01/31/95      $24,445     $21,195
02/28/95      $25,079     $22,020
03/31/95      $25,439     $22,669
04/30/95      $26,101     $23,336
05/31/95      $26,764     $24,283
06/30/95      $27,614     $24,847
07/31/95      $28,032     $25,669
08/31/95      $28,853     $25,733
09/30/95      $29,976     $26,819
10/31/95      $29,947     $26,723
11/30/95      $30,826     $27,893
12/31/95      $31,185     $28,431
01/31/96      $32,060     $29,398
02/29/96      $32,238     $29,672
03/31/96      $32,643     $29,956
04/30/96      $33,324     $30,398
05/31/96      $34,102     $31,180
06/30/96      $34,718     $31,299
07/31/96      $33,373     $29,917
08/31/96      $33,681     $30,549
09/30/96      $35,723     $32,267
10/31/96      $36,858     $33,156
11/30/96      $39,694     $35,660
12/31/96      $38,914     $34,954
01/31/97      $41,205     $37,135
02/28/97      $41,419     $37,428
03/31/97      $39,666     $35,894
04/30/97      $40,936     $38,033
05/31/97      $43,692     $40,345
06/30/97      $45,516     $42,153
07/31/97      $48,648     $45,506
08/31/97      $46,107     $42,958
09/30/97      $47,789     $45,311
10/31/97      $46,268     $43,800
11/30/97      $47,753     $45,825
12/31/97      $48,583     $46,612
01/31/98      $49,336     $47,127
02/28/98      $53,252     $50,524
03/31/98      $55,027     $53,109
04/30/98      $55,143     $53,643
05/31/98      $54,121     $52,635
06/30/98      $55,510     $54,772

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Equity Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

   Even though our orientation to value caused the Portfolio to lag the index, I really like the overall strength of our lower-priced, aiming-for-predictable assets. Admission standards for the RST Equity Portfolio are stringent enough that I have confidence in our holdings, especially in the event of a market downturn.
   Two new names were admitted to the Portfolio during the second quarter:
Travelers and Washington Mutual. I intend to hold both for a long time, as both of them are quality acquirers in consolidating industries. Purchased at slightly less than 13 times estimated expected earnings, in a market that is trading at over 22 times expected earnings, Washington Mutual is a sound way for us to participate in the consolidation of the savings and loan industry.
   We paid 15 times Traveler's expected earnings estimate. I bought it after it announced it would merge with CitiCorp to form CitiGroup. In addition to attractive near-term value, Travelers has the long-term potential to cross-sell its insurance and investor services to CitiCorp's banking and credit clientele and vice versa for CitiCorp.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.4%
  (Bank)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Kimberly-Clark Corp.  ............................................... 2.8
  (Manufacturing & Marketing Personal Care Products)
Abbott Laboratories ................................................. 2.7
  (Health Care--Diversified)
Microsoft Corp.  .................................................... 2.7
  (Computers--Software & Services)
Johnson & Johnson ................................................... 2.7
  (Health Care Products)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)
Federal National Mortgage Association ............................... 2.6
  (Mortgage Loan Banker)
Exxon Corp.  ........................................................ 2.5
  Oil (International Integrated)
Travelers Group, Inc.  .............................................. 2.4
  Insurance (Multi-Line)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Mid-Cap: ($1 billion-$4 billion)      1%
Cash & Other:                         5%
Large-Cap: (over $4 billion)         94%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

   I let go of First Data because I fear consolidation of the financial service sector will hurt their core business, the processing of merchant transactions.
   Four other positions were eliminated during the most recent quarter. I sold Columbia/HCA, PacifiCare Health Systems, and Electronic Data Systems to further improve the quality of our holdings and to decrease the volatility of our returns.
   While my intent is to build a portfolio of companies that I can comfortably hold through thick and thin, I am sensitive to the fact that valuation matters. Hence, I sold the fourth position, Houston, because it had reached our price target.
   I also sold part of our holdings in Microsoft, Wal-Mart, General Electric, DuPont, PepsiCo and American Home Products when these companies began to look expensive. On the flip side I added to our holdings in Hewlett Packard, Dover, Fannie Mae, Intel and Bell Atlantic when their prices looked right.
   The theme to all this, which is evidenced in our portfolio and in our low turnover, is that we are long-term investors, holding above-average companies in more predictable industries. For example, there are currently no technical or cyclical companies in our top-ten.
   The market is expensive, and that has made me a very cost and quality-conscious manager. I am making a concerted effort not to pay too much for a stock in a market that seems overpriced, or reach too far in a market that seems precipitous. I am holding only companies I want to own-- companies in whose long-term outlooks I can take solace.

Rich Meagley

-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.5%

AEROSPACE/DEFENSE - 4.2%
       240,000   Boeing Co.  ........................................ $10,695
        95,000   Lockheed Martin Corp.  .............................. 10,058

BANKS (MAJOR REGIONAL) - 3.8%
       150,000   NationsBank Corp.  .................................. 11,475
       168,300   U.S. Bancorp ......................................... 7,237

BANKS (MONEY CENTER) - 3.4%
       224,000   Chase Manhattan Corp.  .............................. 16,912

BEVERAGES (ALCOHOLIC) - 2.2%
       230,000   Anheuser-Busch Co., Inc.  ........................... 10,853

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       140,000   PepsiCo, Inc.  ....................................... 5,766

CHEMICALS - 3.8%
       120,000   Du Pont (E.I.) de Nemours & Co.  ..................... 8,955
       215,400   Praxair, Inc.  ...................................... 10,083

COMMUNICATIONS EQUIPMENT - 1.5%
       138,000   Motorola, Inc.  ...................................... 7,254

COMPUTERS (HARDWARE) - 3.7%
       165,000   Hewlett-Packard Co.  ................................. 9,879
        73,000   International Business Machines Corp.  ............... 8,381

COMPUTERS (NETWORKING) - 1.0%
       155,000   *3Com Corp.  ......................................... 4,757

COMPUTERS (SOFTWARE & SERVICES) - 2.7%
       124,000   *Microsoft Corp.  ................................... 13,439

ELECTRICAL EQUIPMENT - 2.1%
       116,000   General Electric Co.  ............................... 10,556

ELECTRONICS (SEMICONDUCTORS) - 2.2%
       145,000   Intel Corp.  ........................................ 10,748

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 2.1%
        97,000   Walt Disney Co.  ................................... $10,191

FINANCIAL (DIVERSIFIED) - 4.6%
       215,000   Federal Home Loan Mortgage Corp.  ................... 10,118
       208,000   Federal National Mortgage Association ............... 12,636

HEALTH CARE (DIVERSIFIED) - 9.1%
       330,000   Abbott Laboratories ................................. 13,489
       185,000   American Home Products Corp.  ........................ 9,574
        75,000   Bristol-Myers Squibb Co.  ............................ 8,620
       181,500   Johnson & Johnson ................................... 13,386

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.6%
        96,000   Merck & Co., Inc.  .................................. 12,840

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.6%
       295,000   Kimberly-Clark Corp.  ............................... 13,533
       100,000   Procter & Gamble Co.  ................................ 9,106

INSURANCE (MULTI-LINE) - 7.1%
        58,000   American International Group, Inc.  .................. 8,468
       127,000   Hartford Financial Services Group, Inc.  ............ 14,526
       198,000   Travelers Group, Inc.  .............................. 12,004

MANUFACTURING (DIVERSIFIED) - 4.1%
       263,000   AlliedSignal, Inc.  ................................. 11,671
       245,000   Dover Corp.  ......................................... 8,391

OIL (DOMESTIC INTEGRATED) - 2.2%
       141,000   Mobil Corp.  ........................................ 10,804

OIL (INTERNATIONAL INTEGRATED) - 6.5%
       170,000   Exxon Corp.  ........................................ 12,123
       161,000   Royal Dutch Petroleum Co. (ADR) ...................... 8,825
       185,000   Texaco, Inc.  ....................................... 11,042

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 1.2%
        85,000   Schlumberger Ltd.  ................................. $ 5,807

PAPER & FOREST PRODUCTS - 1.0%
       150,000   Willamette Industries, Inc.  ......................... 4,800

RAILROADS - 2.0%
        98,000   Burlington Northern Santa Fe Corp.  .................. 9,622

RETAIL (DEPARTMENT STORES) - 1.4%
       105,000   May Department Stores Co.  ........................... 6,878

RETAIL (FOOD CHAINS) - 3.8%
       145,000   Albertson's, Inc.  ................................... 7,513
       453,000   American Stores Co.  ................................ 10,957

RETAIL (GENERAL MERCHANDISE) - 1.4%
       116,000   Wal-Mart Stores, Inc.  ............................... 7,047

SAVINGS & LOANS - 1.4%
       157,500   Washington Mutual, Inc.  ............................. 6,841

SERVICES (DATA PROCESSING) - 1.2%
        79,000   Automatic Data Processing, Inc.  ..................... 5,757

TELECOMMUNICATIONS (LONG DISTANCE) - 1.7%
       150,000   AT&T Corp.  .......................................... 8,569

SHARES/PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 3.5%
       208,000   Bell Atlantic Corp.  ............................... $ 9,490
       140,000   GTE Corp.  ........................................... 7,787

TOBACCO - 2.2%
       269,000   Philip Morris Cos., Inc.  ........................... 10,592
                                                                       ------
TOTAL COMMON STOCKS ................................................. 470,055
                                                                       ------

TEMPORARY INVESTMENTS - 4.3%

COMMERCIAL PAPER:
    $5,469,000   Associates Corp. of North America
                 6.10%, due 7/01/98 ................................... 5,469
    15,717,000   Finova Capital Corp.
                 6.50%, due 7/01/98 .................................. 15,717

INVESTMENT COMPANIES:
         3,603   SSgA Prime Money Market Portfolio ........................ 4
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 21,190
                                                                       ------
TOTAL INVESTMENTS - 99.8% ........................................... 491,245
Other Assets, less Liabilities ........................................ 1,201
                                                                       ------
NET ASSETS ......................................................... $492,446
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $361,462)                       $  491,245
  Receivables:
    Dividends and interest                                           601
    Trust shares sold                                              1,162
    Other                                                          7,278
                                                              ----------
      Total assets                                               500,286

LIABILITIES:
  Payables:
    Investment advisory fees                                         292
    Trust shares redeemed                                            985
    Investment securities purchased                                6,351
    Note payable to affiliate                                        175
    Other                                                             37
                                                              ----------
      Total liabilities                                            7,840
                                                              ----------
NET ASSETS                                                    $  492,446
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net investment income                                2,140
  Accumulated net realized gain on investment transactions        14,913
  Net unrealized appreciation                                    129,783
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                  345,610
                                                              ----------
NET ASSETS                                                    $  492,446
                                                              ----------
                                                              ----------
TRUST SHARES OUTSTANDING                                          17,120
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares outstanding)            $    28.77
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Equity Portfolio
                  For the Six Month Period Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $   3,429
  Interest                                                          417
                                                              ---------
    Total investment income                                       3,846

EXPENSES:
  Investment advisory                                             1,641
  Legal and auditing                                                 10
  Custodian                                                          11
  Trustee                                                             4
  Other                                                              40
                                                              ---------
    Total expenses                                                1,706
                                                              ---------
NET INVESTMENT INCOME                                             2,140

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                               14,913
  Net change in unrealized appreciation                          40,109
                                                              ---------
NET GAIN ON INVESTMENTS                                          55,022
                                                              ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $  57,162
                                                              ---------
                                                              ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Equity Portfolio
                                  (Unaudited)

                                                                  SIX-MONTH
                                                               PERIOD ENDED      YEAR ENDED
                                                                    JUNE 30     DECEMBER 31
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $    2,140      $    3,921
  Net realized gain on investments                                   14,913          24,360
  Net change in unrealized appreciation                              40,109          41,547
                                                              -------------   -------------
  Net change in net assets resulting from operations                 57,162          69,828

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  --          (3,926)
  Net realized gain on investments                                       --         (24,356)
                                                              -------------   -------------
    Total distributions                                                  --         (28,282)

NET TRUST SHARE TRANSACTIONS                                         46,028          84,643
                                                              -------------   -------------
TOTAL CHANGE IN NET ASSETS                                          103,190         126,189

NET ASSETS AT BEGINNING OF PERIOD                                   389,256         263,067
                                                              -------------   -------------
NET ASSETS AT END OF PERIOD                                      $  492,446      $  389,256
                                                              -------------   -------------
                                                              -------------   -------------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
  Sales                                                               3,212           5,150
  Reinvestments                                                          --           1,123
  Redemptions                                                        (1,553)         (2,908)
                                                              -------------   -------------
    Net change                                                        1,659           3,365
                                                              -------------   -------------
                                                              -------------   -------------
AMOUNTS:
  Sales                                                          $   89,019      $  128,764
  Reinvestments                                                          --          28,283
  Redemptions                                                       (42,991)        (72,404)
                                                              -------------   -------------
    Net change                                                   $   46,028      $   84,643
                                                              -------------   -------------
                                                              -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Equity Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of the year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or other affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned over 93 percent of the outstanding shares of the Portfolio.
   Prior to May, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1994, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the six months ended June 30, 1998       $  114,263
                                                    -------------
                                                    -------------
Sales for the six months ended June 30, 1998           $   74,492
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at June 30, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $  300,117
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                   (170,334)
                                                    -------------
Net unrealized appreciation                            $  129,783
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                 SIX-MONTH
                                              PERIOD ENDED
                                                   JUNE 30                          YEAR ENDED DECEMBER 31
                                          ----------------   ---------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    25.18   $   21.75   $   19.24   $   16.83   $   17.02

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.13        0.27        0.34        0.39        0.31
   Net realized and unrealized gain on
     investments                                      3.46        5.13        4.43        4.43        1.21
                                                   -------   ---------   ---------   ---------   ---------
     Total from investment operations                 3.59        5.40        4.77        4.82        1.52

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --       (0.27)      (0.34)      (0.39)      (0.31)
   Distributions from realized gains                    --       (1.70)      (1.92)      (2.02)      (1.40)
                                                   -------   ---------   ---------   ---------   ---------
     Total distributions                                --       (1.97)      (2.26)      (2.41)      (1.71)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    28.77   $   25.18   $   21.75   $   19.24   $   16.83
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                      14.26%**      24.85%      24.79%      28.63%       8.94%(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $  492,446   $ 389,256   $ 263,067   $ 169,479   $ 102,321
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.77%*       0.75%        .72%        .75%        .77%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                     N/A         N/A         N/A         N/A        .78%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                0.96%*      1.19%       1.72%       2.26%       1.98%
PORTFOLIO TURNOVER RATE                            34.83%*      41.75%      56.99%      69.18%      28.71%

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not Annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the period shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 939 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.

                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                GROWTH PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST GROWTH PORTFOLIO
   SAFECO RST Growth Portfolio remains in the top echelon of variable insurance portfolios and ahead of the broad market. Returning 45.71% for the 12 months ending June 30, the Portfolio outperformed the S&P 500 Index, the Russell 2000 Index and its peer funds. The S&P returned 30.15%, the Russell small-cap benchmark climbed 16.79% while the average growth
                          [PHOTO OF THOMAS M. MAGUIRE]
fund delivered 28.06% according to Lipper Analytical Services, Inc.

   Despite being down for the quarter (-1.36%), the Portfolio delivered
17.60% for the latest six months, while the average growth fund as measured by Lipper returned 16.23% in the same period. I've always said that quarter to quarter it's hard to predict how the Portfolio will do, but over longer time periods I'm more optimistic.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1998

1 Year             45.71%
5 Year             34.38%
Since Inception*   33.45%

INVESTMENT VALUE
SAFECO RST GROWTH PORTFOLIO: $47,731
S&P 500 INDEX: $29,315

              SAFECO RST   S&P 500
             GROWTH FUND   INDEX
 1/31/93       $10,000    $10,000
 2/28/93         9,475     10,136
 3/31/93        10,059     10,350
 4/30/93         9,683     10,100
 5/31/93        10,535     10,369
 6/30/93        10,891     10,400
 7/31/93        11,297     10,358
 8/31/93        12,198     10,750
 9/30/93        12,822     10,667
10/31/93        13,386     10,888
11/30/93        12,792     10,785
12/31/93        13,473     10,915
 1/31/94        14,382     11,286
 2/28/94        13,861     10,980
 3/31/94        13,351     10,503
 4/30/94        13,750     10,637
 5/31/94        14,094     10,811
 6/30/94        13,662     10,546
 7/31/94        14,216     10,892
 8/31/94        14,714     11,337
 9/30/94        14,626     11,060
10/31/94        15,169     11,308
11/30/94        14,936     10,897
12/31/94        15,079     11,058
 1/31/95        15,148     11,344
 2/28/95        15,694     11,786
 3/31/95        15,671     12,133
 4/30/95        15,973     12,490
 5/31/95        16,670     12,997
 6/30/95        17,727     13,299
 7/31/95        18,506     13,739
 8/31/95        18,587     13,773
 9/30/95        19,644     14,354
10/31/95        19,818     14,303
11/30/95        20,666     14,929
12/31/95        21,261     15,217
 1/31/96        21,476     15,735
 2/29/96        22,051     15,881
 3/31/96        22,654     16,033
 4/30/96        24,060     16,269
 5/31/96        25,519     16,688
 6/30/96        24,608     16,752
 7/31/96        22,439     16,012
 8/31/96        24,381     16,350
 9/30/96        25,827     17,270
10/31/96        26,322     17,746
11/30/96        26,898     19,086
12/31/96        28,077     18,708
 1/31/97        29,769     19,875
 2/28/97        28,529     20,032
 3/31/97        27,480     19,211
 4/30/97        26,255     20,356
 5/31/97        30,395     21,594
 6/30/97        32,757     22,561
 7/31/97        34,988     24,356
 8/31/97        36,431     22,992
 9/30/97        39,419     24,252
10/31/97        38,340     23,443
11/30/97        40,177     24,527
12/31/97        40,587     24,948
 1/31/98        40,796     25,223
 2/28/98        45,019     27,042
 3/31/98        48,391     28,425
 4/30/98        50,147     28,711
 5/31/98        47,592     28,171
 6/30/98        47,731     29,315

*The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Growth Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

   Our performance, the Portfolio's volatility, and the fact that we are often out of step with the rest of the market are due to one thing: eclectic stock picking.
   Its good performance discovered, RST Growth experienced tremendous asset growth. Assets more than doubled from $160 million at June 30, 1997 to $367 million at June 30, 1998.
   Because of the cash inflow, I bought some larger caps, including: Green Tree Financial and American Home Products. The advantage of investing in these larger companies is that I can acquire enough stock to make a difference in the Portfolio's performance. As well, the money goes right to work and is readily accessible when more intriguing opportunities arise.
   Green Tree, a manufactured housing financier that the Portfolio has owned in the past, contributed tremendously to RST Growth Portfolio's success so far in 1998. Its stock fell on an accounting controversy and we acquired it on the cheap.
   Then, due to an agreement to merge with Conseco, it climbed to be one of the last quarter's top performers on the New York Stock Exchange.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ 6.5%
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 5.4
  (Radio Stations)
United Stationers, Inc.  ............................................ 4.7
  (Office Equipment & Supplies)
MICROS Systems, Inc.  ............................................... 4.0
  (Specialty Software Company)
Suburban Lodges of America, Inc.  ................................... 3.8
  (Lodging--Hotels)
Emmis Broadcasting Corp. (Class A) .................................. 3.4
  (Broadcasting--Television, Radio & Cable)
Family Golf Centers, Inc.  .......................................... 3.3
  (Leisure Time--Products)
Penederm, Inc.  ..................................................... 2.7
  (Personal Care)
Dura Pharmaceuticals, Inc.  ......................................... 2.4
  (Health Care--Drugs--General)
Beckman Coulter, Inc.  .............................................. 2.0
  (Health Care--Medical Products & Supplies)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)        10%
Mid-Cap: ($1-$4 billion)            14%
Small-Cap: (under $1 billion)       74%
Cash & Other:                        2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

   We bought American Home Products when its stock lost weight on a problem with its diet drugs. Over the last six months, the stock gained 35% versus the S&P 500's 18%. A practiced acquirer, American Home recently announced a merger with Monsanto that further solidifies its scientific nature and greatly enhances its long-term growth prospects.
   I like larger caps only when I smell value in them, and that usually rises off a controversy. My preferred choices continue to be those that are undiscovered, with ample room to appreciate. My current favorites include:
Family Golf (a consolidator of driving range facilities that has essentially acquired all its major competition), Dura Pharmaceuticals (a smaller pharmaceutical company that has created a niche in respiratory drugs), MICROS Systems (a point of sale inventory systems provider that is simultaneously cutting costs and expanding its product line and customer base), United Stationers (the largest player in the consistent business of office product distribution) and Corrections Corp (the largest private operator of prisons).
   As your Portfolio manager, I am working to think and invest creatively, to keep up our good results, to be thankful when things go well, and to remember that nothing lasts forever.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 100.1%

AUTO PARTS & EQUIPMENT - 1.6%
       608,500   *+Precision Auto Care, Inc.  $ 6,009

BANKS (MAJOR REGIONAL) - 0.3%
        39,900   Provident Bankshares Corp.  .......................... 1,177

BIOTECHNOLOGY - 0.3%
        65,000   *CryoLife, Inc.  ..................................... 1,024

BROADCASTING (TELEVISION, RADIO, & CABLE) - 9.2%
        64,100   *American Tower Corp. (Class A) ...................... 1,598
       396,564   *Chancellor Media Corp.  ............................ 19,692
       259,900   *Emmis Broadcasting Corp. (Class A) ................. 12,426

BUILDING MATERIALS - 0.2%
        76,000   *Hospitality Worldwide Services ........................ 684

CHEMICALS (SPECIALTY) - 0.6%
       145,500   *Tetra Technologies, Inc.  ........................... 2,401

COMMUNICATIONS EQUIPMENT - 1.9%
        47,000   *DSC Communications Corp.  ........................... 1,410
        19,300   *NewCom, Inc.  ......................................... 183
       106,000   Scientific-Atlanta, Inc.  ............................ 2,690
        90,000   *World Access, Inc.  ................................. 2,700

COMPUTERS (HARDWARE) - 4.4%
        40,300   *Equitrac Corp.  ....................................... 801
       443,600   *MICROS Systems, Inc.  .............................. 14,680
        72,000   *Optimal Robotics Corp.  ............................... 846

COMPUTERS (PERIPHERALS) - 0.0%
         1,200   *Quantum Corp.  ......................................... 25

COMPUTERS (SOFTWARE AND SERVICES) - 2.2%
        32,000   *Affiliated Computer Services, Inc.  ................ $1,232
       213,200   *Discreet Logic, Inc.  ............................... 2,478
       255,000   *Phoenix International Ltd., Inc.  ................... 4,144
        15,100   *TRO Learning, Inc.  ................................... 131

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CONSUMER FINANCE - 1.6%
       311,100   Doral Financial Corp.  ............................... 5,444
        25,000   *Waterside Capital Corp.  .............................. 284

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.0%
         4,000   *Action Performance Cos., Inc.  ........................ 129

CONTAINERS (METAL & GLASS) - 0.0%
        48,600   *Ontro, Inc.  .......................................... 188

DISTRIBUTORS (FOOD & HEALTH) - 3.2%
       260,100   *Nu Skin Enterprises, Inc. (Class A) ................. 5,072
       395,000   Weider Nutrition International, Inc.  ................ 6,715

DRUG & HOSPITAL SUPPLY - 0.3%
        45,100   *Zonagen, Inc.  ........................................ 989

ELECTRICAL EQUIPMENT - 0.7%
        96,700   *PCD, Inc.  .......................................... 1,656
       126,100   *Ultrak, Inc.  ....................................... 1,072

ENGINEERING & CONSTRUCTION - 1.2%
       149,700   *American Buildings Co.  ............................. 4,454
         7,200   *Morrison Knudsen Corp.  ............................... 101

ENTERTAINMENT - 0.7%
        70,600   *Championship Auto Racing Teams, Inc.  ............... 1,288
        26,644   *SFX Entertainment, Inc. (Class A) ................... 1,222

FINANCIAL (DIVERSIFIED) - 1.1%
       125,600   *BNC Mortgage, Inc.  ................................ $1,382
       178,400   *Credit Acceptance Corp.  ............................ 1,516
        96,900   *United Panam Financial Corp.  ......................... 993

FINANCIAL (MISCELLANEOUS) - 6.5%
       554,300   Green Tree Financial Corp.  ......................... 23,731

FOOTWEAR - 0.1%
        25,000   *Rocky Shoes & Boots, Inc.  ............................ 356

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (DIVERSIFIED) - 0.8%
        24,300   American Home Products Corp.  ........................ 1,258
        81,900   *Anesta Corp.  ....................................... 1,182
        33,000   *OrthAlliance, Inc. (Class A) .......................... 478

HEALTH CARE (DRUGS-GENERAL) - 3.4%
       392,000   *Dura Pharmaceuticals, Inc.  ......................... 8,771
       466,000   *+Nastech Pharmaceutical Co., Inc.  .................. 3,786

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.2%
       175,700   Alpharma, Inc.  ...................................... 3,865
        64,200   *Andrx Corp.  ........................................ 2,359
       141,300   *Gensia, Inc.  ......................................... 565
        58,700   Mylan Laboratories, Inc.  ............................ 1,765
        39,300   *PharmaPrint, Inc.  .................................... 403
        70,000   *Serologicals Corp.  ................................. 2,257
        45,000   *SuperGen, Inc.  ....................................... 453

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.2%
        16,128   *AmSurg Corp. (Class A) ................................ 123
       103,917   *AmSurg Corp. (Class B) ................................ 727

HEALTH CARE (MANAGED CARE) - 0.9%
        12,500   *Birner Dental Management Services, Inc.  ............... 78
       204,200   +First Commonwealth, Inc.  ........................... 3,063

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.7%
        62,100   *Anika Therapeutics, Inc.  ........................... $ 908
       128,100   Beckman Coulter, Inc.  ............................... 7,462
       217,400   *Datascope Corp.  .................................... 5,775
        65,300   *EDAP TMS S.A. (ADR) ................................... 306
       233,300   *Haemonetics Corp.  .................................. 3,733
       231,000   *Lifeline Systems, Inc.  ............................. 4,274
       422,100   *PolyMedica Industries, Inc.  ........................ 3,799
       195,100   *Quidel Corp.  ......................................... 610
       236,200   *Senetek, plc (ADR) .................................... 827
        36,400   *Urologix, Inc.  ....................................... 309
       108,000   *UroQuest Medical Corp.  ............................... 284
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.2%
       177,700   *American Healthcorp, Inc.  .......................... 1,755
        97,000   *Laboratory Specialists of America, Inc.  .............. 455
       233,150   *Prime Medical Services, Inc.  ....................... 2,186

HOMEBUILDING - 0.7%
       106,875   *American Homestar Corp.  ............................ 2,558

HOUSEHOLD FURNITURE & APPLIANCES - 0.3%
        95,700   *International Comfort Products Corp.  ............... 1,160

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.2%
       118,500   *U.S. Home & Garden, Inc.  ............................. 763

HOUSEWARES - 1.4%
       155,600   First Years, Inc.  ................................... 2,956
       196,000   *Home Products International, Inc.  .................. 2,279

INSURANCE (LIFE-HEALTH) - 0.4%
        30,000   Conseco, Inc.  ....................................... 1,403

LEISURE TIME (PRODUCTS) - 4.2%
       162,300   *American Coin Merchandising, Inc.  .................. 3,205
       471,925   *Family Golf Centers, Inc.  ......................... 11,946
        43,300   *Toymax International, Inc.  ........................... 298

LODGING (HOTELS) - 3.8%
       917,800   *+Suburban Lodges of America, Inc.  ................ $13,882

MACHINERY (DIVERSIFIED) - 1.2%
       125,700   Chart Industries, Inc.  .............................. 3,001
        14,200   *Innovative Valve Technologies, Inc.  .................. 105
       201,100   *ITEQ, Inc.  ......................................... 1,496

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 1.7%
        14,400   *ITC Learning Corp.  .................................... 94
        10,000   *Maverick Tube Corp.  .................................. 116
        90,900   *Nortek, Inc.  ....................................... 2,795
       123,900   *Recovery Engineering, Inc.  ......................... 2,610
        59,000   *SurModics, Inc.  ...................................... 693

MANUFACTURING (SPECIALIZED) - 1.1%
        15,000   Diebold, Inc.  ......................................... 433
       252,500   *Teardrop Golf Co.  .................................. 2,525
        74,900   *Telco Systems, Inc.  ................................ 1,063
         1,900   *Zomax Optical Media, Inc.  ............................. 29

NATURAL GAS - 0.1%
        72,000   Virginia Gas Co.  ...................................... 441

OFFICE EQUIPMENT & SUPPLIES - 7.3%
        47,200   *Asia Pacific Wire & Cable Corp., Ltd.  ................ 248
       168,100   Danka Business Systems (ADR) ......................... 1,986
        15,000   *Imtec, Inc.  .......................................... 186
        87,400   *Open Plan Systems, Inc.  .............................. 202
       491,950   *+TRM Copy Centers Corp.  ............................ 7,010
       264,200   *United Stationers, Inc.  ........................... 17,107

PERSONAL CARE - 2.8%
        34,900   *French Fragrances, Inc.  .............................. 545
       492,567   *+Penederm, Inc.  .................................... 9,851

REAL ESTATE INVESTMENT TRUST - 1.1%
        15,600   CCA Prison Realty Trust ................................ 478
       156,000   *Corrections Corp. of America ........................ 3,666

RESTAURANTS - 2.3%
       148,200   Apple South, Inc.  .................................. $1,936
        89,050   *Rainforest Cafe, Inc.  .............................. 1,236
       240,000   *Rare Hospitality International, Inc.  ............... 3,525
       100,500   *Schlotzsky's, Inc.  ................................. 1,608
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.5%
        73,500   *Eagle Hardware & Garden, Inc.  ...................... 1,700

RETAIL (DEPARTMENT STORES) - 0.7%
        69,200   *Marks Brothers Jewelers, Inc.  ...................... 1,349
        51,700   *Rainbow Rentals, Inc.  ................................ 549
        27,000   *Value City Department Stores, Inc.  ................... 567

RETAIL (DISCOUNTERS) - 0.1%
        41,000   *Filene's Basement Corp.  .............................. 224

RETAIL (FOOD CHAINS) - 1.3%
         8,500   American Stores Co.  ................................... 206
       362,400   *NPC International, Inc.  ............................ 4,439

RETAIL (GENERAL MERCHANDISE) - 0.2%
        15,000   *Happy Kids, Inc.  ..................................... 206
        26,125   Phillips-Van Heusen Corp.  ............................. 385

RETAIL (HOME SHOPPING) - 0.8%
       295,200   *Damark International, Inc.  ......................... 2,509

RETAIL (SPECIALTY) - 1.6%
        45,700   *1-800 Contacts, Inc.  ................................. 697
        17,500   *800-JR Cigar, Inc.  ................................... 346
       165,100   *Funco, Inc.  ........................................ 2,332
        58,800   *Garden Ridge Corp.  ................................. 1,139
        49,000   *Travis Boats & Motor, Inc.  ......................... 1,201
       153,100   *West Coast Entertainment Corp.  ....................... 258

RETAIL (SPECIALTY-APPAREL) - 3.4%
       284,600   *+Concepts Direct, Inc.  ............................. 4,340
       170,556   *Harold's Stores, Inc.  .............................. 1,300
       155,962   *Stage Stores, Inc.  ................................. 7,057

SERVICES (ADVERTISING/MARKETING) - 0.5%
        89,600   *ACI Telecentrics, Inc.  ............................. $  56
       204,300   *APAC Teleservices, Inc.  ............................ 1,194
        38,860   LCS Industries, Inc.  .................................. 569

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SERVICES (COMMERCIAL & CONSUMER) - 5.2%
        64,600   *Bluegreen Corp.  ...................................... 569
       175,000   *Compass International Services Corp.  ............... 1,663
        80,000   *FirstService Corp.  ................................. 1,020
       454,900   *+IntelliQuest Information Group, Inc.  .............. 4,549
       313,750   *NCO Group, Inc.  .................................... 6,903
        65,100   *Renters Choice, Inc.  ............................... 1,847
        67,500   *Right Management Consultants, Inc.  ................... 911
        47,500   SunSource, Inc.  ..................................... 1,033
        40,300   *UBICS, Inc.  .......................................... 554

SERVICES (DATA PROCESSING) - 0.2%
        53,000   *Vanstar Corp.  ........................................ 772

SERVICES (EMPLOYMENT) - 1.1%
        68,800   *ACSYS, Inc.  .......................................... 946
        42,600   *Alternative Resources Corp.  .......................... 527
       377,800   *Hall, Kinion & Associates, Inc.  .................... 2,527

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.0%
       286,600   *CellStar Corp.  ..................................... 3,708
TELEPHONE - 0.4%
       131,900   *Innotrac Corp.  ..................................... 1,253

TOBACCO - 1.1%
       106,000   Philip Morris Cos., Inc.  ............................ 4,174
                                                                       ------
TOTAL COMMON STOCKS ................................................. 367,753
                                                                       ------

SHARES/PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        17,500   *NewCom, Inc.  ...................................... $   44

CONTAINERS (METAL & GLASS) - 0.0%
        48,600   *Ontro, Inc.  ........................................... 33
                                                                       ------
TOTAL WARRANTS ........................................................... 77
                                                                       ------

TEMPORARY INVESTMENTS - 1.2%

COMMERCIAL PAPER:
    $4,041,000   Finova Capital Corp. 6.50, due 7/01/98 ............... 4,041

INVESTMENT COMPANIES:
       204,580   SSgA Prime Money Market Portfolio ...................... 205
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 4,246
                                                                       ------
TOTAL INVESTMENTS - 101.3% .......................................... 372,076
Liabilities, less Other Assets ...................................... (4,705)
                                                                       ------
NET ASSETS ......................................................... $367,371
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the
  Portfolio controls 5% or more of the outstanding voting shares of the Company).

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $314,271)
    Unaffiliated Issuers                                      $   319,585
    Affiliated Issuers                                             52,491
  Receivables:
    Dividends and interest                                             88
    Investments securities sold                                     2,475
    Portfolio shares sold                                           1,236
                                                              -----------
      Total assets                                                375,875

LIABILITIES:
  Payables:
    Investment securities purchased                                 7,014
    Investment advisory fees                                          215
    Portfolio shares redeemed                                       1,237
    Other                                                              38
                                                              -----------
      Total liabilities                                             8,504
                                                              -----------
NET ASSETS                                                    $   367,371
                                                              -----------
                                                              -----------
Net Assets consist of:
  Accumulated net investment loss                                    (666)
  Accumulated net realized gain on investment transactions         28,877
  Net unrealized appreciation                                      57,805
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   281,355
                                                              -----------
NET ASSETS                                                    $   367,371
                                                              -----------
                                                              -----------
PORTFOLIO SHARES OUTSTANDING                                       13,378
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares outstanding)            $     27.46
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Growth Portfolio
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
-------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $       452
  Interest                                                             96
                                                              -----------
    Total investment income                                           548

EXPENSES:
  Investment advisory                                               1,148
  Legal and auditing                                                    8
  Custodian                                                            15
  Trustees                                                              3
  Other                                                                40
                                                              -----------
    Total expenses                                                  1,214
                                                              -----------
NET INVESTMENT INCOME (LOSS)                                         (666)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments
    Unaffiliated issuers                                           28,877
    Affiliated issuers                                                  4
  Net change in unrealized appreciation                            16,297
                                                              -----------
NET GAIN ON INVESTMENTS                                            45,178
                                                              -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $    44,512
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Growth Portfolio
                                  (Unaudited)

                                                                SIX-MONTH
                                                                   PERIOD
                                                                    ENDED    YEAR ENDED
                                                                  JUNE 30   DECEMBER 31
(In Thousands)                                                       1998          1997
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                $      (666)  $      (412)
  Net realized gain on investments                                 28,881        39,099
  Net change in unrealized appreciation                            16,297        24,467
                                                              -----------   -----------
  Net change in net assets resulting from operations               44,512        63,154

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                                     --       (38,691)

NET PORTFOLIO SHARE TRANSACTIONS                                   82,459       106,446
                                                              -----------   -----------
TOTAL CHANGE IN NET ASSETS                                        126,971       130,909

NET ASSETS AT BEGINNING OF PERIOD                                 240,400       109,491
                                                              -----------   -----------
NET ASSETS AT END OF PERIOD                                   $   367,371   $   240,400
                                                              -----------   -----------
                                                              -----------   -----------
---------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
  Sales                                                             5,251         5,106
  Reinvestments                                                        --         1,657
  Redemptions                                                      (2,170)       (2,151)
                                                              -----------   -----------
    Net change                                                      3,081         4,612
                                                              -----------   -----------
                                                              -----------   -----------
AMOUNTS:
  Sales                                                       $   140,209   $   118,824
  Reinvestments                                                        --        38,691
  Redemptions                                                     (57,750)      (51,069)
                                                              -----------   -----------
    Net change                                                $    82,459   $   106,446
                                                              -----------   -----------
                                                              -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements include herein are only those of the Growth Portfolio (the Portfolio). The financial statements of the other Trust portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at the net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and distributions of realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned over 89 percent of the outstanding shares of the Growth Portfolio.
   Prior to May, 1995, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1995, when net assets exceeded $20 million, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the six-month period ended June 30,
  1998                                                 $  183,977
                                                    -------------
                                                    -------------
Sales for the six-month period ended June 30, 1998     $   99,151
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at June 30, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $   84,919
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                    (27,114)
                                                    -------------
Net unrealized appreciation                            $   57,805
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

5.  INVESTMENTS IN AFFILIATES
   Each of the companies is listed below because the Portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 1998.

                            SHARES AT                             SHARES AT                 MARKET VALUE
                            BEGINNING   PURCHASES     SALES          END OF                      JUNE 30
(In Thousands)              OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1998
--------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.             198          91            4          285         None        $  4,340
First Commonwealth, Inc.          107          98            1          204         None           3,063
Intelliquest Information
 Group, Inc.                       21         434           --          455         None           4,550
Nastech Pharmaceutical
 Co., Inc.                        155         311           --          466         None           3,786
Penederm, Inc.                    493          --           --          493         None           9,851
Precision Auto Care, Inc.          --         609           --          609         None           6,009
Suburban Lodges of
 America, Inc.                    194         724           --          918         None          13,882
TRM Copy Centers Corp.             58         434           --          492         None           7,010
                                                                                                  ------
                                                                                                $ 52,491
                                                                                                  ------
                                                                                                  ------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                          SIX-MONTH PERIOD
                                             ENDED JUNE 30                          YEAR ENDED DECEMBER 31
                                          ----------------   ---------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    23.35   $   19.26   $   15.88   $   12.98   $   12.16

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                      (0.05)      (0.04)      (0.03)       0.06          --
   Net realized and unrealized gain on
     investments                                      4.16        8.62        5.12        5.26        1.45
                                                   -------   ---------   ---------   ---------   ---------
     Total from investment operations                 4.11        8.58        5.09        5.32        1.45

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --          --          --       (0.06)         --
   Distributions from realized gains                    --       (4.49)      (1.71)      (2.36)      (0.63)
                                                   -------   ---------   ---------   ---------   ---------
     Total distributions                                --       (4.49)      (1.71)      (2.42)      (0.63)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    27.46   $   23.35   $   19.26   $   15.88   $   12.98
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                      17.60%**      44.55%      32.06%      41.00%(A)    11.92%(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $  367,371   $ 240,400   $ 109,491   $  44,458   $  16,156
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.78%*       0.77%        .79%        .79%       .71%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                     N/A         N/A         N/A        .84%        .96%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                              (.43)%*      (.25)%      (.28)%        .55%     (.05)%*
PORTFOLIO TURNOVER RATE                            64.74%*      88.99%      75.58%     111.70%     41.24%*

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not Annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 938 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.

                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                              NORTHWEST PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST NORTHWEST PORTFOLIO
   For the six months ended June 30, 1998, the Portfolio returned 6.45% versus the Lipper Analytical Services average of 16.23%. For the latest
12 months it was Portfolio 17.71%, peer group 28.06%. The WM Group Northwest 50 Index returned 15.87% for the six months and 26.80% for the one year periods.
                         [PHOTO OF WILLIAM B. WHITLOW]

   The reasons for our underperformance relative to the broad market involve the nature of our investing universe. Tech stocks and Asia-affected stocks did poorly and the Northwest economy has more tech stocks and roughly twice the Asian exposure of other regions. Further exacerbating the situation is that the Portfolio owns a lot of small-cap stocks, which also did poorly. (In the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1998

1 Year              17.71%
5 Year              12.88%
Since Inception*    10.73%

INVESTMENT VALUE

SAFECO RST NORTHWEST PORTFOLIO: $17,366
S&P 500 INDEX: $29,315
WM GROUP NORTHWEST 50 INDEX: $25,865

          SAFECO RST
           NORTHWEST      S&P 500      NORTHWEST
           PORTFOLIO      INDEX        50 INDEX
 1/31/93   $10,000       $10,000       $10,000
 2/28/93     9,385        10,136         9,687
 3/31/93     9,633        10,350        10,086
 4/30/93     9,325        10,100         9,859
 5/31/93     9,563        10,369        10,103
 6/30/93     9,474        10,400         9,885
 7/31/93     9,425        10,358         9,531
 8/31/93     9,623        10,750         9,921
 9/30/93     9,722        10,667         9,698
10/31/93     9,841        10,888        10,046
11/30/93     9,901        10,785        10,262
12/31/93     9,945        10,915        10,400
 1/31/94    10,146        11,286        10,714
 2/28/94    10,496        10,980        10,873
 3/31/94    10,216        10,503        10,490
 4/30/94    10,166        10,637        10,458
 5/31/94    10,055        10,811        10,616
 6/30/94     9,915        10,546        10,293
 7/31/94    10,086        10,892        10,374
 8/31/94    10,526        11,337        10,972
 9/30/94    10,536        11,060        10,553
10/31/94    10,646        11,308        10,490
11/30/94    10,396        10,897        10,302
12/31/94    10,309        11,058        10,359
 1/31/95    10,097        11,344        10,314
 2/28/95    10,258        11,786        10,661
 3/31/95    10,661        12,133        10,999
 4/30/95    10,681        12,490        11,330
 5/31/95    10,812        12,997        11,331
 6/30/95    11,356        13,299        12,019
 7/31/95    12,040        13,739        12,474
 8/31/95    12,292        13,773        12,712
 9/30/95    12,070        14,354        13,179
10/31/95    11,778        14,303        12,874
11/30/95    11,517        14,929        13,066
12/31/95    11,074        15,217        13,226
 1/31/96    11,043        15,735        13,663
 2/29/96    11,349        15,881        13,978
 3/31/96    11,972        16,033        13,904
 4/30/96    12,268        16,269        14,739
 5/31/96    12,452        16,688        14,978
 6/30/96    12,196        16,752        14,915
 7/31/96    11,707        16,012        14,186
 8/31/96    12,023        16,350        14,888
 9/30/96    12,207        17,270        15,274
10/31/96    11,900        17,746        15,167
11/30/96    12,390        19,086        16,263
12/31/96    12,452        18,708        16,650
 1/31/97    13,315        19,875        17,395
 2/28/97    13,294        20,032        17,720
 3/31/97    12,749        19,211        17,234
 4/30/97    13,130        20,356        18,005
 5/31/97    13,962        21,594        19,479
 6/30/97    14,753        22,561        20,401
 7/31/97    16,058        24,356        22,261
 8/31/97    15,636        22,992        21,542
 9/30/97    16,417        24,252        23,050
10/31/97    15,647        23,443        21,529
11/30/97    16,438        24,527        22,838
12/31/97    16,314        24,948        22,324
 1/31/98    16,121        25,223        22,237
 2/28/98    17,763        27,042        24,507
 3/31/98    17,892        28,425        25,676
 4/30/98    18,364        28,711        25,579
 5/31/98    17,001        28,171        24,343
 6/30/98    17,366        29,315        25,865

*The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in two relevant market indexes. Each index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Northwest Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

latest quarter, the Russell 2000 Index, which has a median market cap of $395 million versus the Portfolio's $516 million, tumbled 4.6%.)
   Innova, a small, communications tech stock affected by Asia cascaded 67% over the quarter as the yen declined, advancing the Japanese's competitive position.
   Both Lattice Semiconductor and Sequent Computer suffered substantial declines for the quarter (45% and 34% respectively) as Asian orders dwindled. Boeing's postponement of a major order further hurt Sequent. Boeing was down 9% for the six months, but appears to be overcoming the problems created by their attempt to increase production 140%--a difficult task for any management.
   Seattle FilmWorks share price fell and I bought more. I anticipate better earnings and exciting new product developments going forward. I am not going to sell these hard hit stocks. I think they represent a lot of potential. Eagle Hardware did. We held it through hardware's hard times last year, and in the last three months, it gained 31%.
   We've also benefited from researching, visiting and buying Morrison Knudsen before Wall Street discovered it. Rescued from chapter 11, given a clean

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 5.6%
  (Personal Computer Software)
Eagle Hardware & Garden, Inc.  ...................................... 5.2
  (Home Improvement Center)
Physio-Control Int'l ................................................ 4.8
  (Health-Care Medical Products & Supplies)
Costco Companies, Inc.  ............................................. 4.1
  (Wholesale Membership Warehouse)
Morrison Knudsen Corp.  ............................................. 3.7
  (Engineering & Construction)
Starbucks Corp.  .................................................... 3.5
  (Restaurants)
Boeing Co.  ......................................................... 3.4
  (Aerospace)
Weyerhaeuser Co.  ................................................... 3.3
  (Paper & Forest Products)
Washington Mutual Savings Bank ...................................... 3.2
  (Savings & Loan Companies)
Seattle FilmWorks, Inc.  ............................................ 3.1
  (Photography/Imaging)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)     37%
Mid-Cap: ($1-$4 billion)          3%
Small-Cap: (under $1 billion)    59%
Cash & Other:                     1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

slate and honest management this Construction Engineering Company is putting together positive earnings.
   Physio Control (defibrillators) was up over 50% in the last quarter on the news that it would be purchased by Medtronic. Microsoft did well, as usual, up 68% in the last six months. Starbucks stock continues to perk, as it expands in Europe and Costco is doing well adding new services.
   With lumber near the bottom of cycle, I took a full position in Weyerhaeuser. The company represented the best value in the group and has a new CEO, from whom we expect good things.
   I bought Ambassadors International, a Spokane-based specialty travel company, and Cavanaugh, a Spokane-based hotel chain. I participated in the IPO of Washington Banking. My strategy here is to take small positions in small banks in healthy economies.
   In summary, I feel pretty shaken by the last six months, but whole. I like the valuations and the outlooks of the 38 stocks that comprise the Portfolio. Our outlook for the Northwest Economy is that it will slow, but continue to outperform the nation. We don't know what toll Asia will take, so we have limited our exposure there. I expect technology to become a bigger component of our economy and offer more consistent growth as the sector matures. It also seems to me that smaller undervalued companies are bound to return to favor, and that good things come to those who wait.

William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 3.4%
        20,000   Boeing Co.  .......................................... $ 891

AIR FREIGHT - 2.8%
        17,000   Expeditors International of Washington, Inc.  .......... 748

BANKS (DOMESTIC) - 1.4%
        25,300   Heritage Financial Corp.  .............................. 373

BANKS (MAJOR REGIONAL) - 5.2%
        18,692   U.S. Bancorp ........................................... 804
        22,600   West Coast Bancorp, Inc.  .............................. 557

BANKS (REGIONAL) - 1.1%
        21,000   *Washington Banking Co.  ............................... 284

BIOTECHNOLOGY - 0.9%
        33,000   *Corixa Corp.  ......................................... 227

BUILDING MATERIALS - 2.8%
        24,000   TJ International, Inc.  ................................ 723

CHEMICALS (DIVERSIFIED) - 2.8%
        24,000   Penford Corporation .................................... 726

COMMUNICATIONS EQUIPMENT - 4.3%
        43,000   GST Telecommunications, Inc.  .......................... 621
       101,000   *Innova Corp.  ......................................... 518

COMPUTERS (HARDWARE) - 4.5%
        11,000   Hewlett-Packard Co.  ................................... 659
        44,000   *Sequent Computer Systems, Inc.  ....................... 531

COMPUTERS (SOFTWARE & SERVICES) - 5.6%
        13,600   *Microsoft Corp.  .................................... 1,474

ELECTRONICS (SEMICONDUCTORS) - 4.1%
        11,000   Intel Corp.  ........................................... 815
         8,800   *Lattice Semiconductor Corp.  .......................... 250

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 3.7%
        70,000   *Morrison Knudsen Corp.  ............................. $ 984

HEALTH CARE (LONG TERM CARE) - 3.0%
        67,000   *Emeritus Corp.  ....................................... 792

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.9%
        48,000   *Physio-Control International Corp.  ................. 1,263
        93,000   *Protocol Systems, Inc.  ............................... 802

IRON & STEEL - 2.9%
        32,000   Schnitzer Steel Industries, Inc.  ...................... 756

LEISURE TIME (PRODUCTS) - 3.0%
        26,000   *Ambassadors International, Inc.  ...................... 788

LODGING (HOTELS) - 1.7%
        34,000   *Cavanaughs Hospitality Corp. .......................... 444

PAPER & FOREST PRODUCTS - 3.2%
        18,500   Weyerhaeuser Co.  ...................................... 855

PHOTOGRAPHY/IMAGING - 3.1%
       106,000   *Seattle FilmWorks, Inc.  .............................. 818

RAILROADS - 0.3%
           900   Burlington Northern Santa Fe Corp.  ..................... 88

RESTAURANTS - 3.4%
        17,000   *Starbucks Corp.  ...................................... 908

RETAIL (BUILDING SUPPLIES) - 5.2%
        59,000   *Eagle Hardware & Garden, Inc.  ...................... 1,364

RETAIL (DEPARTMENT STORES) - 2.9%
        18,000   *Fred Meyer, Inc.  ..................................... 765

RETAIL (FOOD CHAINS) - 2.4%
        12,000   Albertson's, Inc.  ..................................... 622

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 4.1%
        17,000   Costco Companies, Inc.  ............................ $ 1,072

SAVINGS & LOANS - 9.5%
         9,800   InterWest Bancorp, Inc.  ............................... 425
        23,000   Riverview Bancorp, Inc.  ............................... 382
        29,600   *Sterling Financial Corp.  ............................. 673
        19,500   Washington Mutual, Inc.  ............................... 847
         6,282   WesterFed Financial Corp.  ............................. 154

TELECOMMUNICATIONS (LONG DISTANCE) - 1.3%
        55,000   *General Communications, Inc. (Class A) ................ 333

TELEPHONE - 2.4%
        17,000   *NEXTLINK Communications, Inc. (Class A) ............... 644
                                                                        -----
TOTAL COMMON STOCKS .................................................. 25,980
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.4%

INVESTMENT COMPANIES:
       363,380   SSgA Prime Money Market Portfolio ................... $  363
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 363
                                                                        -----
TOTAL INVESTMENTS - 100.3% ........................................... 26,343
Liabilities, less Other Assets ......................................... (78)
                                                                        -----
NET ASSETS .......................................................... $26,265
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $22,346)                        $   26,343
  Receivables:
    Dividends and interest                                            10
    Investment securities sold                                       480
    Portfolio shares sold                                             31
    Other                                                              6
                                                              ----------
      Total assets                                                26,870

LIABILITIES:
  Payables:
    Investment advisory fees                                          15
    Investment securities purchased                                  527
    Portfolio shares redeemed                                         29
    Other                                                             34
                                                              ----------
      Total liabilities                                              605
                                                              ----------
NET ASSETS                                                    $   26,265
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net investment loss                                    (50)
  Accumulated net realized gain on investment transactions         1,113
  Net unrealized appreciation                                      3,997
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   21,205
                                                              ----------
NET ASSETS                                                    $   26,265
                                                              ----------
                                                              ----------
TRUST SHARES OUTSTANDING                                           1,623
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    16.18
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
              SAFECO Resource Series Trust -- Northwest Portfolio
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $      49
  Interest                                                           18
                                                              ---------
    Total investment income                                          67

EXPENSES:
  Investment advisory                                                86
  Legal and auditing                                                  8
  Trustees                                                            3
  Custodian                                                           3
  Reports to shareholders                                            22
  Other                                                               1
                                                              ---------
    Total expenses before reimbursement                             123
  Expense reimbursement                                              (6)
                                                              ---------
    Total expenses after reimbursement                              117
                                                              ---------
NET INVESTMENT LOSS                                                 (50)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                1,113
  Net change in unrealized appreciation                             200
                                                              ---------
NET GAIN (LOSS) ON INVESTMENTS                                    1,313
                                                              ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $   1,263
                                                              ---------
                                                              ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
              SAFECO Resource Series Trust -- Northwest Portfolio
                                  (Unaudited)

                                                                  SIX-MONTH
                                                               PERIOD ENDED      YEAR ENDED
                                                                    JUNE 30     DECEMBER 31
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                   $      (50)     $       38
  Net realized gain (loss) on investments                             1,113             944
  Net change in unrealized appreciation                                 200           2,490
                                                                     ------          ------
  Net change in net assets resulting from operations                  1,263           3,472

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  --             (38)
  Net realized gain on investments                                       --            (806)
                                                                     ------          ------
    Total Distributions                                                  --            (844)

NET TRUST SHARE TRANSACTIONS                                          5,207           7,626
                                                                     ------          ------
TOTAL CHANGE IN NET ASSETS                                            6,470          10,254

NET ASSETS AT BEGINNING OF PERIOD                                    19,795           9,541
                                                                     ------          ------
NET ASSETS AT END OF PERIOD                                      $   26,265      $   19,795
                                                                     ------          ------
                                                                     ------          ------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS
SHARES:
  Sales                                                                 468             675
  Reinvestments                                                          --              56
  Redemptions                                                          (148)           (215)
                                                                     ------          ------
    Net change                                                          320             516
                                                                     ------          ------
                                                                     ------          ------
AMOUNTS:
  Sales                                                          $    7,564      $    9,917
  Reinvestments                                                          --             844
  Redemptions                                                        (2,357)         (3,135)
                                                                     ------          ------
    Net change                                                   $    5,207      $    7,626
                                                                     ------          ------
                                                                     ------          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Northwest Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded in the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Historically, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. In January, 1998, net assets surpassed $20 million. Thus, the Portfolio is now charged for all operating expenses in addition to investment advisory fees. These expenses include legal and auditing fees, custodian fees, and other expenses.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the six months ended June 30, 1998       $    9,629
                                                           ------
                                                           ------
Sales for the six months ended June 30, 1998           $    4,294
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at June 30, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    6,374
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                     (2,376)
                                                           ------
Net unrealized appreciation                            $    3,998
                                                           ------
                                                           ------
-----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                          SIX-MONTH PERIOD
                                             ENDED JUNE 30                          YEAR ENDED DECEMBER 31
                                          ----------------   ---------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    15.20   $   12.12   $   10.85   $   10.24   $    9.94

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             (0.03)       0.03        0.08        0.08        0.06
   Net realized and unrealized gain
     (loss) on investments                            1.01        3.73        1.27        0.68        0.30
                                                    ------   ---------   ---------   ---------   ---------
     Total from investment operations                 0.98        3.76        1.35        0.76        0.36

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --       (0.03)      (0.08)      (0.08)      (0.06)
   Distributions from realized gains                    --       (0.65)         --       (0.07)         --
                                                    ------   ---------   ---------   ---------   ---------
     Total distributions                                --       (0.68)      (0.08)      (0.15)      (0.06)
                                                    ------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    16.18   $   15.20   $   12.12   $   10.85   $   10.24
                                                    ------   ---------   ---------   ---------   ---------
                                                    ------   ---------   ---------   ---------   ---------
TOTAL RETURN (A)                                   6.45%**      31.02%      12.44%       7.42%       3.65%

NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $   26,265   $  19,795   $   9,541   $   6,312   $   4,564

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.00%*       0.73%        .70%        .71%        .71%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                  1.05%*       0.94%       1.11%       1.18%       1.23%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              (0.04)*       0.27%        .78%        .81%        .72%
PORTFOLIO TURNOVER RATE                            37.41%*      47.85%      52.20%      21.30%       7.29%

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 942 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.

                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                         SMALL COMPANY STOCK PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST SMALL COMPANY STOCK PORTFOLIO
   The RST SAFECO Small Company Stock Portfolio finished the six and twelve months ending June 30, 1998 far ahead of its peers and benchmark index.
                             [PHOTO OF GREG EISEN]

   For the trailing six months, the Portfolio earned 17.60%, more than double the 7.06% return of the average small cap fund, according to Lipper Analytical Services and more than triple the Russell 2000 Index's 5.27%.
   For the past 12 months, the Portfolio earned a return of 34.46%, versus the peer group's 18.35%. The Russell 2000 Index returned 16.79%.
   The Portfolio outperformed its peers in the six and 12-month periods due to large gains in numerous individual stocks. In other words, the results are attributable to stock selection.
   As of June 30, three of our stocks were up 100% or better on a year to date basis: Penederm,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED JUNE 30, 1998

1  Year            34.46%
*Since Inception   42.36%

INVESTMENT VALUE

SAFECO RST SMALL COMPANY PORTFOLIO: $14,138
RUSSELL 2000 INDEX: $12,143

             SAFECO RST
             SMALL COMPANY   RUSSELL
              PORTFOLIO       2000
05/31/97       $10,000       $10,000
06/30/97       $10,515       $10,429
07/31/97       $11,245       $10,916
08/31/97       $11,461       $11,162
09/30/97       $12,594       $11,977
10/31/97       $12,097       $11,444
11/30/97       $12,022       $11,366
12/31/97       $12,022       $11,570
01/31/98       $11,944       $11,388
02/28/98       $13,115       $12,230
03/31/98       $14,509       $12,734
04/30/98       $15,133       $12,804
05/31/98       $14,460       $12,108
06/30/98       $14,138       $12,143

* The Portfolio's inception was May 1, 1997. Performance information begins on May 1, 1997.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Small Company Stock Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

Platinum Software, and Ovid Technologies. Each of these was purchased in a large enough weighting to contribute meaningfully to the return of the Portfolio. Many of our other picks had double digit gains.
   Penederm, one of our largest positions, increased substantially on the news it would be purchased by Mylan.
   Platinum Software is simply a company with a good product (enterprise software).
   Ovid, an internet stock that aggregates and sells access to published medical information remains one of my favorites. The company is already profitable, building a great franchise and positioning itself as the gatekeeper to medical information retrieval.
   Stage Stores, a retailer making cosmopolitan margins in lower cost locations, also held its place in our top ten.
   Litchfield Financial is new to our top holdings. It's a financial services company with consistent earnings growth that specializes in rural land and time-share loans. I've increased our holdings there each time its price moved into the range of what I think represents good value.
   Chart Industries manufactures gas containment tanks and

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TEN LARGEST HOLDINGS                                           NET ASSETS
-------------------------------------------------------------------------
Cole National Corp.-Cl A ........................................... 4.5%
  (Retail--Specialty)
Platinum Software Corp.  ............................................ 4.3
  (Applications Software)
Penederm, Inc.  ..................................................... 4.2
  (Personal Care)
Litchfield Financial ................................................ 4.2
  (Financial--Diversified)
Chart Industries, Inc.  ............................................. 4.0
  (Machinery--Diversified)
Ovid Technologies ................................................... 3.7
  (Health Care--Specialized Services)
Walker Interactive Systems, Inc.  ................................... 3.7
  (Computers--Software & Services)
Stage Stores, Inc.  ................................................. 3.5
  (Retail--Specialty Apparel)
Styling Tech. Corp.  ................................................ 3.2
  (Personal Care)
Equitrac Corp.  ..................................................... 2.9
  (Computers--Hardware)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Mid-Cap: ($1-$4 billion)         4%
Small-Cap:
  Large (over $750 million)      0%
  Medium ($250-$750)            19%
  Small (under $250 million)    69%
Cash & Other:                    8%
Large-Cap: (over $4 billion)     0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

related equipment. It has currently come under some pressure, but has earnings growth and free cash flow that look good for the long term. Further, Chart's acquisition of a similar UK company should soon add to earnings in what is already a profitable business.
   We witnessed a full 10% correction in the Russell 2000 Index from April 21st to late June, something the large cap universe did not have to endure.
   Looking out to the rest of 1998, the small cap sector is very well positioned versus large caps. As a group they are cheaper on most valuation measures and I believe they can grow earnings at a faster rate than the S&P 500.
   The Portfolio will remain invested in small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or are cheap by some other yardstick we feel is appropriate. The Portfolio will remain broadly diversified across the range of industry sectors.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 89.3%

AEROSPACE/DEFENSE - 5.1%
        43,250   *Hawker Pacific Aerospace ............................. $481
        41,950   *International Aircraft Investors ...................... 362

BANKS (MAJOR REGIONAL) - 0.2%
         2,200   UnionBancorp, Inc.  ..................................... 41

BANKS (REGIONAL) - 5.2%
        11,500   *Cowlitz Bancorp ....................................... 138
        16,350   *Hanmi Bank (Los Angeles, CA) .......................... 323
        25,000   South Umpqua Bank ...................................... 350
         4,800   *VRB Bancorp ............................................ 48

BIOTECHNOLOGY - 0.7%
        81,900   *Energy BioSystems Corp.  .............................. 113

COMMUNICATIONS EQUIPMENT - 0.5%
        17,000   *Innova Corp.  .......................................... 87

COMPUTERS (HARDWARE) - 6.6%
        24,400   *Equitrac Corp.  ....................................... 485
        13,200   *MICROS Systems, Inc.  ................................. 437
        15,000   *Optimal Robotics Corp.  ............................... 176

COMPUTERS (SOFTWARE & SERVICES) - 10.3%
        29,550   *Platinum Software Corp.  .............................. 720
        16,250   *SPSS, Inc.  ........................................... 378
        41,400   *Walker Interactive Systems, Inc.  ..................... 611

ELECTRICAL EQUIPMENT - 1.4%
        32,000   *Integrated Sensor Solutions, Inc.  .................... 170
         8,130   *ZEVEX International, Inc.  ............................. 58

FINANCIAL (DIVERSIFIED) - 6.5%
        33,100   Litchfield Financial Corp.  ............................ 695
        24,900   *Ragen Mackenzie Group, Inc.  .......................... 377

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.9%
         8,500   Hooper Holmes, Inc.  .................................. $179
       135,000   *InnerDyne, Inc.  ...................................... 346
        23,100   *Vallen Corp.  ......................................... 459

HEALTH CARE (SPECIALIZED SERVICES) - 5.8%
        25,900   *Ovid Technologies, Inc.  .............................. 615
        50,000   *Pentegra Dental Group, Inc.  .......................... 344

INSURANCE (PROPERTY-CASUALTY) - 1.1%
        15,500   *American Safety Insurance Group, Ltd.  ................ 182

MACHINERY (DIVERSIFIED) - 4.0%
        28,000   Chart Industries, Inc.  ................................ 668

MANUFACTURING (DIVERSIFIED) - 6.8%
        20,600   *Lancer Corp.  ......................................... 332
        63,000   *Plasma-Therm, Inc.  ................................... 394
        30,400   *Zindart Limited (ADR) ................................. 412

OIL & GAS (EXPLORATION & PRODUCTION) - 1.7%
        40,800   Patina Oil & Gas Corp.  ................................ 286

PERSONAL CARE - 9.8%
        25,500   *French Fragrances, Inc.  .............................. 398
        35,300   *Penederm, Inc.  ....................................... 706
        23,100   *Styling Technology Corp.  ............................. 531

PHOTOGRAPHY/IMAGING - 2.3%
        49,800   *Seattle FilmWorks, Inc.  .............................. 384

RETAIL (FOOD CHAINS) - 2.8%
        32,000   Ingles Markets, Inc.  .................................. 464

RETAIL (SPECIALTY) - 4.5%
        18,600   *Cole National Corp. (Class A) ......................... 744

RETAIL (SPECIALTY-APPAREL) - 3.5%
        13,000   *Stage Stores, Inc.  ................................... 588

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOAN COMPANIES - 1.4%
         7,275   Community Savings Bankshares, Inc.  .................. $ 240

SERVICES (COMMERCIAL & CONSUMER) - 3.2%
        12,022   *Monro Muffler Brake, Inc.  ............................ 189
         9,400   *StaffMark, Inc.  ...................................... 344
                                                                        -----
TOTAL COMMON STOCKS .................................................. 14,855
                                                                        -----

PREFERRED STOCK - 2.2%

ENTERTAINMENT - 2.2%
        32,700   *Craig Corp. (Class A) ................................. 366
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 366
                                                                        -----

SHARES/PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 10.3%

INVESTMENT COMPANIES:
           791   SSgA Prime Money Market Portfolio .................... $   1

U.S. FEDERAL AGENCY & SPONSORS:
     1,706,000   FHLMC Discount Note
                 5.50%, due 7/01/98 ................................... 1,706
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 1,707
                                                                        -----
TOTAL INVESTMENTS - 101.8% ........................................... 16,928
Liabilities, less Other Assets ........................................ (301)
                                                                        -----
NET ASSETS .......................................................... $16,627
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $14,995)                        $   16,928
  Receivables:
    Dividends and interest                                             8
    Due from affiliate                                                16
    Portfolio shares sold                                            218
    Investment securities sold                                        25
                                                              ----------
      Total assets                                                17,195

LIABILITIES:
  Payables:
    Investment securities purchased                                  537
    Investment advisory fees                                          11
    Portfolio shares redeemed                                         20
                                                              ----------
      Total liabilities                                              568
                                                              ----------
NET ASSETS                                                    $   16,627
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net investment loss                                    (16)
  Accumulated net realized gain on investment transactions           998
  Net unrealized appreciation (depreciation)                       1,933
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   13,712
                                                              ----------
NET ASSETS                                                    $   16,627
                                                              ----------
                                                              ----------
TRUST SHARES OUTSTANDING                                           1,147
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    14.50
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
--------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                       $     25
  Interest                                                              22
                                                                     -----
    Total investment income                                             47

EXPENSES:
  Investment advisory                                                   56
  Legal and auditing                                                     5
  Custodian                                                             11
  Trustees                                                               3
  Other                                                                  1
                                                                     -----
    Total expenses before reimbursement                                 76
  Expense reimbursement                                                (13)
                                                                     -----
    Total expenses after reimbursement                                  63
                                                                     -----
NET INVESTMENT LOSS                                                    (16)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     997
  Net change in unrealized appreciation                                891
                                                                     -----
NET GAIN ON INVESTMENTS                                              1,888
                                                                     -----
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                $  1,872
                                                                     -----
                                                                     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                                  (Unaudited)

                                                               SIX-MONTH     APRIL 30, 1997
                                                                  PERIOD   (COMMENCEMENT OF
                                                                   ENDED     OPERATIONS) TO
                                                                 JUNE 30        DECEMBER 31
(In Thousands)                                                      1998               1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                $      (16)        $        9
  Net realized gain on investments                                   997                397
  Net change in unrealized appreciation                              891              1,043
                                                              ----------             ------
  Net change in net assets resulting from operations               1,872              1,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net income on investments                                           --                 (9)
  Net realized gain (loss) on investments                             --               (397)
                                                              ----------             ------
    Total Distributions                                               --               (406)

NET TRUST SHARE TRANSACTIONS                                       4,505              9,207
                                                              ----------             ------
TOTAL CHANGE IN NET ASSETS                                         6,377             10,250

NET ASSETS AT BEGINNING OF PERIOD                                 10,250                 --
                                                              ----------             ------
NET ASSETS AT END OF PERIOD                                   $   16,627         $   10,250
                                                              ----------             ------
                                                              ----------             ------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                              380                819
  Reinvestments                                                       --                 33
  Redemptions                                                        (65)               (21)
                                                              ----------             ------
    Net change                                                       315                831
                                                              ----------             ------
                                                              ----------             ------
AMOUNTS:
  Sales                                                       $    5,443         $    9,065
  Reinvestments                                                       --                406
  Redemptions                                                       (938)              (264)
                                                              ----------             ------
    Net change                                                $    4,505         $    9,207
                                                              ----------             ------
                                                              ----------             ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Small Company Stock Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .85 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Currently, SAFECO Asset Management Company pays all other expenses (i.e., expenses other than investment advisory fees) in excess of .10 percent of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the six months ended June 30, 1998       $    9,513
                                                           ------
                                                           ------
Sales for the six months ended June 30, 1998           $    6,037
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at June 30, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    2,803
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                       (870)
                                                           ------
Net unrealized appreciation                            $    1,933
                                                           ------
                                                           ------
-----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

                                                               APRIL 30, 1997
                                                 SIX-MONTH   (COMMENCEMENT OF
                                              PERIOD ENDED     OPERATIONS) TO
                                                   JUNE 30        DECEMBER 31
                                                      1998               1997
-----------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $   12.33          $   10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             (0.01)              0.01
   Net realized and unrealized gain
     (loss) on investments                            2.18               2.83
                                                    ------             ------
     Total from investment operations                 2.17               2.84

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --              (0.01)
   Distributions from realized gains                    --              (0.50)
                                                    ------             ------
     Total distributions                                --              (0.51)
                                                    ------             ------

NET ASSET VALUE AT END OF PERIOD                 $   14.50          $   12.33
                                                    ------             ------
                                                    ------             ------
TOTAL RETURN (A)                                  17.60%**           28.40%**
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                      $  16,627          $  10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.95%*              .95%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                  1.15%*             1.24%*
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             (0.24%)*             0.19%*
PORTFOLIO TURNOVER RATE                            95.68%*            47.91%*

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 937 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.

                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                 BOND PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST BOND
PORTFOLIO
   The RST Bond Portfolio returned 4.35% for the six months ending June
30, 1998, compared to 3.59% for the median manager in its Lipper Analytical Services Insurance Portfolio peer group. The twelve month comparison is 10.96% vs. 9.42% respectively. The Portfolio's benchmark index, the Lehman Brothers Government/Corporate Bond Index--which incurs no

                           [PHOTO OF MICHAEL HUGHES]

fees or expenses--returned 4.17% and 11.28% for the six and twelve month time periods. Before fees and expenses the RST Bond Portfolio outperformed its benchmark index in both periods by returning 4.73% and 11.70% for the six and twelve months ending June 30, 1998 respectively.

   This outperformance can be generally attributed to the strategic changes I made last year to

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1998

1 Year                 10.96%
5 Year                  5.98%
10 Year                 7.92%

INVESTMENT VALUE

SAFECO RST BOND PORTFOLIO: $21,435
LEHMAN GOV'T/CORP. INDEX: $23,894

                               LEHMAN
             SAFECO RST     GOV'T/CORP.
           BOND PORTFOLIO      INDEX
06/30/88        10,000        10,000
07/31/88        10,000         9,943
08/31/88         9,971         9,969
09/30/88         9,971        10,187
10/31/88        10,136        10,367
11/30/88        10,292        10,250
12/31/88        10,317        10,285
01/31/89        10,317        10,422
02/28/89        10,401        10,343
03/31/89        10,359        10,398
04/30/89        10,380        10,618
05/31/89        10,580        10,879
06/30/89        10,811        11,234
07/31/89        11,031        11,468
08/31/89        11,262        11,290
09/30/89        11,136        11,339
10/31/89        11,367        11,626
11/30/89        11,451        11,731
12/31/89        11,483        11,749
01/31/90        11,404        11,588
02/28/90        11,449        11,613
03/31/90        11,483        11,614
04/30/90        11,427        11,507
05/31/90        11,663        11,841
06/30/90        11,799        12,033
07/31/90        11,799        12,182
08/31/90        11,945        12,006
09/30/90        11,900        12,105
10/31/90        11,923        12,266
11/30/90        12,024        12,534
12/31/90        12,237        12,723
01/31/91        12,322        12,865
02/28/91        12,431        12,976
03/31/91        12,516        13,066
04/30/91        12,662        13,216
05/31/91        12,759        13,278
06/30/91        12,723        13,263
07/31/91        12,880        13,430
08/31/91        13,123        13,739
09/30/91        13,317        14,026
10/31/91        13,474        14,151
11/30/91        13,596        14,293
12/31/91        13,949        14,774
01/31/92        13,858        14,556
02/29/92        13,858        14,633
03/31/92        13,768        14,552
04/30/92        13,871        14,640
05/31/92        14,104        14,924
06/30/92        14,310        15,143
07/31/92        14,646        15,531
08/31/92        14,749        15,669
09/30/92        15,047        15,882
10/31/92        14,749        15,639
11/30/92        14,659        15,625
12/31/92        14,901        15,894
01/31/93        15,231        16,240
02/28/93        15,562        16,578
03/31/93        15,644        16,635
04/30/93        15,768        16,763
05/31/93        15,741        16,754
06/30/93        16,030        17,135
07/31/93        16,099        17,244
08/31/93        16,470        17,641
09/30/93        16,567        17,703
10/31/93        16,650        17,775
11/30/93        16,388        17,574
12/31/93        16,472        17,652
01/31/94        16,709        17,916
02/28/94        16,294        17,526
03/31/94        15,953        17,096
04/30/94        15,850        16,955
05/31/94        15,850        16,924
06/30/94        15,835        16,885
07/31/94        16,027        17,223
08/31/94        16,087        17,230
09/30/94        15,939        16,969
10/31/94        15,939        16,951
11/30/94        15,924        16,920
12/31/94        15,989        17,032
01/31/95        16,208        17,359
02/28/95        16,475        17,762
03/31/95        16,569        17,881
04/30/95        16,788        18,129
05/31/95        17,415        18,889
06/30/95        17,557        19,040
07/31/95        17,431        18,966
08/31/95        17,666        19,209
09/30/95        17,854        19,404
10/31/95        18,152        19,690
11/30/95        18,513        20,015
12/31/95        18,847        20,309
01/31/96        18,897        20,434
02/29/96        18,447        20,001
03/31/96        18,263        19,833
04/30/96        18,247        19,696
05/31/96        18,280        19,663
06/30/96        18,413        19,926
07/31/96        18,463        19,972
08/31/96        18,497        19,924
09/30/96        18,680        20,279
10/31/96        18,897        20,751
11/30/96        19,130        21,133
12/31/96        18,948        20,899
01/31/97        19,001        20,924
02/28/97        18,948        20,968
03/31/97        18,719        20,718
04/30/97        18,948        21,021
05/31/97        19,089        21,216
06/30/97        19,318        21,471
07/31/97        19,865        22,128
08/31/97        19,636        21,880
09/30/97        19,953        22,223
10/31/97        20,270        22,579
11/30/97        20,288        22,699
12/31/97        20,542        22,937
01/31/98        20,895        23,260
02/28/98        20,821        23,214
03/31/98        20,877        23,286
04/28/98        20,951        23,402
05/31/98        21,212        23,653
06/30/98        21,435        23,894

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Bond Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

increase the Portfolio's competitiveness by utilizing a more balanced approach. I limited the range in which the portfolio's average maturity would be allowed to fluctuate, and concentrated my efforts on creating additional value through sector rotation, yield curve positioning, and credit selection.
   The market environment over the last twelve months has been particularly favorable towards fixed income securities. Inflation is low and shows no signs of accelerating. The economy, which grew very rapidly during the first quarter, is showing welcome signs of moderation due to the continuing Asian economic crisis. The Federal Reserve, which has not changed the Fed Funds Rate since March of 1997, is likely to remain on hold for the next several months, at least. And, the growing federal budget surplus is shrinking the available supply of U.S. Treasury Bonds.
   During the quarter, we moved portions of the Portfolio into and out of investment grade corporate bonds as this sector cheapened, richened and cheapened again relative to U.S. Treasuries. We sold some holdings in the very rich 10 year maturity sector of the yield curve and bought a higher yielding combination of securities with maturities of 2 and 20 years. Finally, we concentrated our holding in issues insulated from the problems in Asia, such as U.S. Treasuries, and agency mortgage-backed securities and notes.
   At quarter end, the Portfolio held 46% of its assets in U.S. Treasury obligations, 24% in high-grade corporate bonds, 24% in mortgage-backed securities, 2% in U.S. agency debentures, 1% in AAA asset-backed securities and 3% in cash. The Portfolio's

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Note, 7.50%, due 11/15/16 ........................... 14.4%
U.S. Treasury Principal Strips, due 5/15/07 ........................ 12.7
U.S. Treasury Note, 7.25%, due 8/15/04 ............................. 12.6
FNMA #313626, 9.50%, due 2/01/21 .................................... 4.1
FNMA Remic 1993-23, 6.70%, due 7/25/19 .............................. 3.7
U.S. Treasury Note, 6.875%, due 3/31/00 ............................. 3.1
Tandy Corp., 6.95%, due 9/01/07 ..................................... 2.7
FNMA G93-33 J, 6.75%, due 6/25/22 ................................... 2.6
FNMA (Class C), 6.74%. due 8/25/07 .................................. 2.5
FNMA REMIC 1993-11, 7.35%, due 6/25/07 .............................. 2.5

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO CREDIT QUALITY
AAA/U.S. Gov't/Agency:      76%
AA:                          4%
A:                          16%
BBB:                         3%
Cash and Other Assets:       1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

effective duration was 5.6 years on June 30, 1998, slightly longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.5 years.
   The wild card for the fixed income markets is the continuing Asian economic crisis. If the crisis continues to worsen, U.S. economic growth could be adversely affected. Under this scenario U.S. Treasuries will increase in value due to a flight to quality bid from global investors, diminished inflationary pressures, and the perception that the next Fed move will be to lower interest rates. Corporate bond spread would widen as earnings come under increased pressure. If the Asian economic crisis abates, U.S. economic growth could reaccelerate increasing inflationary pressures and the likelihood of a Fed tightening. Under this scenario, U.S. Treasuries decrease in value and corporate bond spreads tighten.

Michael Hughes
-------------------------------

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a chartered financial analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 24.4%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.0%
          $783   9.50%, due 2/01/21 ................................... $ 848

COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 17.4%
           323   FHLMC REMIC 1534
                 6.00%, due 5/15/22 ..................................... 321
           500   FHLMC REMIC 1587
                 6.50%, due 10/15/08 .................................... 505
           200   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 200
           530   FNMA G93-33 J
                 6.75%, due 6/25/22 ..................................... 545
           280   FNMA REMIC 1992-108
                 7.00%, due 7/25/07 ..................................... 290
           500   FNMA REMIC 1993-11
                 7.35%, due 6/25/07 ..................................... 516
           750   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 760
           475   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 486

FINANCIAL (DIVERSIFIED) - 3.0%
            96   Chevy Chase Auto ABS Series 1996-1 (Class A)
                 6.60%, due 12/15/02 ..................................... 96
           500   FNMA (Class C)
                 6.74%, due 8/25/07 ..................................... 523
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 5,090
                                                                        -----

CORPORATE BONDS - 22.2%

BANKING & FINANCE - 1.0%
           200   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 .................................... 215

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.9%
           185   U.S. Bancorp
                 6.75%, due 10/15/05 .................................... 192

BANKS (MONEY CENTER) - 0.7%
          $135   BankAmerica Corp.
                 9.50%, due 4/01/01 .................................... $147

BUILDING MATERIALS - 1.8%
           365   Hanson Overseas
                 6.75%, due 9/15/05 ..................................... 377

CANADIAN PROVINCES - 1.3%
           250   Manitoba (Province)
                 7.75%, due 2/01/02 ..................................... 264

ENGINEERING & CONSTRUCTION - 1.5%
           280   Halliburton Co.
                 6.75%, due 2/01/27 ..................................... 306

FINANCE (CONSUMER) - 1.8%
           360   Household Finance Corp.
                 7.25%, due 7/15/03 ..................................... 376

FINANCIAL (DIVERSIFIED) - 2.7%
           320   St. Paul Companies, Inc.
                 7.33%, due 8/18/06 ..................................... 219
           205   St. Paul Companies, Inc.
                 7.05%, due 3/07/07 ..................................... 347

INVESTMENT BANKING/BROKERAGE - 4.0%
           370   Donaldson, Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................... 385
           450   Lehman Brothers Holdings, Inc.
                 6.50%, due 4/15/08 ..................................... 451

RETAIL (GENERAL MERCHANDISE) - 1.3%
           250   Dayton Hudson Corp.
                 9.40%, due 2/15/01 ..................................... 270

RETAIL (COMPUTERS & ELECTRONICS) - 2.7%
           545   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 566

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (SPECIALTY) - 2.5%
         $ 500   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ................................... $ 513
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 4,628
                                                                        -----

U.S. GOVERNMENT AND AGENCY SECURITIES - 49.1%

U.S. FEDERAL AGENCY NOTES - 3.8%
           500   Federal Home Loan Mortgage Corp.
                 6.875%, due 11/22/06 ................................... 513
           255   Federal Home Loan Mortgage Corp.
                 6.943%, due 3/21/07 .................................... 276

U.S. TREASURY NOTES - 32.6%
         2,500   7.50%, due 11/15/16 .................................. 3,002
         2,405   7.25%, due 8/15/04 ................................... 2,618
           115   6.50%, due 10/15/06 .................................... 122
           385   6.375%, due 9/30/01 .................................... 394
           640   6.875%, due 3/31/00 .................................... 654
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. TREASURY PRINCIPAL STRIPS - 12.7%
        $4,310   0.00%, due 5/15/07 ................................. $ 2,638
                                                                        -----
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES .......................... 10,217
                                                                        -----

TEMPORARY INVESTMENTS - 2.9%

INVESTMENT COMPANIES:
           601   SSgA Prime Money Market Portfolio ...................... 601
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 601
                                                                        -----
TOTAL INVESTMENTS - 98.6% ............................................ 20,536
Other Assets, less Liabilities .......................................... 299
                                                                        -----
NET ASSETS .......................................................... $20,835
                                                                        -----
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                 SAFECO Resource Series Trust -- Bond Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $20,188)                        $   20,536
  Receivables:
    Dividends and interest                                           251
    Portfolio shares sold                                            105
    Other receivable                                                  33
                                                              ----------
      Total assets                                                20,925

LIABILITIES:
  Payables:
    Investment advisory fees                                          12
    Portfolio shares redeemed                                         44
    Other                                                             34
                                                              ----------
      Total liabilities                                               90
                                                              ----------
NET ASSETS                                                    $   20,835
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net investment income                                  542
  Accumulated net realized loss on investment transactions          (124)
  Net unrealized appreciation                                        348
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   20,069
                                                              ----------
NET ASSETS                                                    $   20,835
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING                                       1,809
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    11.52
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                 SAFECO Resource Series Trust -- Bond Portfolio
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
----------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                    $    614

EXPENSES:
  Investment advisory                                               71
  Legal and auditing                                                 9
  Custodian                                                          1
  Trustees                                                           3
  Reports to shareholders                                           21
                                                              --------
    Total expenses before reimbursement                            105
  Expense reimbursement                                            (33)
                                                              --------
    Total expenses after reimbursement                              72
                                                              --------
NET INVESTMENT INCOME                                              542

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                 413
  Net change in unrealized appreciation                           (146)
                                                              --------
NET GAIN ON INVESTMENTS                                            267
                                                              --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $    809
                                                              --------
                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                 SAFECO Resource Series Trust -- Bond Portfolio
                                  (Unaudited)

                                                               PERIOD ENDED      YEAR ENDED
                                                                    JUNE 30     DECEMBER 31
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $      542      $      942
  Net realized gain (loss) on investments                               413            (116)
  Net change in unrealized appreciation                                (146)            507
                                                                     ------          ------
  Net change in net assets resulting from operations                    809           1,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  --            (942)
  Net realized gain on investments                                       --              --
                                                                     ------          ------
  Total distributions                                                    --            (942)

NET TRUST SHARE TRANSACTIONS                                          2,145           1,499
                                                                     ------          ------
TOTAL CHANGE IN NET ASSETS                                            2,954           1,890

NET ASSETS AT BEGINNING OF PERIOD                                    17,881          15,991
                                                                     ------          ------
NET ASSETS AT END OF PERIOD                                      $   20,835      $   17,881
                                                                     ------          ------
                                                                     ------          ------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                                 429             458
  Reinvestments                                                          --              85
  Redemptions                                                          (239)           (411)
                                                                     ------          ------
    Net change                                                          190             132
                                                                     ------          ------
                                                                     ------          ------
AMOUNTS:
  Sales                                                          $    4,840      $    5,091
  Reinvestments                                                          --             942
  Redemptions                                                        (2,695)         (4,534)
                                                                     ------          ------
    Net change                                                   $    2,145      $    1,499
                                                                     ------          ------
                                                                     ------          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Bond Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is high current income consistent with relative stability of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income from investments in mutual funds is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Historically, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. In June, 1998, net assets surpassed $20 million. Thus, the Portfolio is now charged for all operating expenses in addition to investment advisory fees. These expenses include legal and auditing fees, custodian fees, and other expenses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the six months ended June 30, 1998
  (including $9,797 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   16,913
                                                           ------
                                                           ------
Sales for the six months ended June 30, 1998
  (including $10,961 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   14,847
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at June 30, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $      350
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                         (2)
                                                           ------
Net unrealized appreciation                            $      348
                                                           ------
                                                           ------
-----------------------------------------------------------------

5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS
   The Portfolio had $536 thousand of accumulated undistributed net realized loss on investment transactions at December 31, 1997. For Federal income tax purposes, this represents a capital loss carryforward which will expire during the years 2002 through 2005.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                          SIX-MONTH
                                             PERIOD
                                              ENDED
                                            JUNE 30                          YEAR ENDED DECEMBER 31
                                          ---------   ---------------------------------------------
                                               1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $   11.04   $   10.75   $   11.31   $   10.20   $   11.12

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.30        0.61        0.62        0.71        0.59
   Net realized and unrealized gain
     (loss) on investments                     0.18        0.29       (0.56)       1.11       (0.92)
                                          ---------   ---------   ---------   ---------   ---------
     Total from investment operations          0.48        0.90        0.06        1.82       (0.33)

LESS DISTRIBUTIONS:
   Dividends from net investment income          --       (0.61)      (0.62)      (0.71)      (0.59)
   Distributions from realized gains             --          --          --          --          --
                                          ---------   ---------   ---------   ---------   ---------
     Total distributions                         --       (0.61)      (0.62)      (0.71)      (0.59)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $   11.52   $   11.04   $   10.75   $   11.31   $   10.20
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN (A)                            4.35%**       8.41%       0.54%      17.87%     (2.93)%
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  20,835   $  17,881   $  15,991   $  14,257   $  13,361
RATIO OF EXPENSES TO AVERAGE NET ASSETS      0.76%*       0.74%        .73%        .72%        .72%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++           1.10%*       0.90%        .87%        .94%        .89%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                        5.67%*       5.75%       5.64%       6.50%       5.53%
PORTFOLIO TURNOVER RATE                    159.78%*     151.43%     140.90%      77.93%     147.22%

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not Annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 940 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.

                                 June 30, 1998

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                             MONEY MARKET PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                                 JUNE 30, 1998

SAFECO RST MONEY MARKET PORTFOLIO
   In the twelve-month period ending June 30, 1998, the SAFECO RST Money
Market Portfolio's total return was 5.03%, slightly lower than the average money fund return of 5.21%, calculated by Lipper Analytical Services. The Money Market Portfolio's return was very attractive compared to the Consumer Price Index, which rose

                             [PHOTO OF NAOMI URATA]

1.68% for the 12 months ending June 30, 1998.

   For the six months, the Portfolio returned 2.39% compared to its peer funds' return of 2.54%.
   Interest rates from 1 to 120 days remained inverted over the first half of the year (That is, the one day rate was more than the 120 day rate), reflecting a belief that the Federal Reserve will not change the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1998

1 Year                5.03%
5 Year                4.59%
10 Year               5.43%

INVESTMENT VALUE

SAFECO RST MONEY MARKET PORTFOLIO: $16,967

                 SAFECO RST MONEY
                 MARKET PORTFOLIO
06/30/88              $10,000
07/31/88               10,054
08/31/88               10,109
09/30/88               10,172
10/31/88               10,235
11/30/88               10,302
12/31/88               10,367
01/31/89               10,438
02/28/89               10,516
03/31/89               10,587
04/30/89               10,667
05/31/89               10,748
06/30/89               10,826
07/31/89               10,917
08/31/89               10,997
09/30/89               11,075
10/31/89               11,228
11/30/89               11,302
12/31/89               11,373
01/31/90               11,454
02/28/90               11,521
03/31/90               11,594
04/30/90               11,669
05/31/90               11,746
06/30/90               11,818
07/31/90               11,895
08/31/90               11,970
09/30/90               12,038
10/31/90               12,116
11/30/90               12,191
12/31/90               12,267
01/31/91               12,339
02/28/91               12,401
03/31/91               12,460
04/30/91               12,527
05/31/91               12,585
06/30/91               12,634
07/31/91               12,696
08/31/91               12,755
09/30/91               12,812
10/31/91               12,865
11/30/91               12,912
12/31/91               12,963
01/31/92               13,005
02/29/92               13,041
03/31/92               13,080
04/30/92               13,116
05/31/92               13,152
06/30/92               13,193
07/31/92               13,232
08/31/92               13,265
09/30/92               13,293
10/31/92               13,321
11/30/92               13,353
12/31/92               13,385
01/31/93               13,416
02/28/93               13,443
03/31/93               13,473
04/30/93               13,502
05/31/93               13,527
06/30/93               13,560
07/31/93               13,588
08/31/93               13,620
09/30/93               13,647
10/31/93               13,674
11/30/93               13,703
12/31/93               13,734
01/31/94               13,766
02/28/94               13,794
03/31/94               13,824
04/30/94               13,857
05/31/94               13,897
06/30/94               13,938
07/31/94               13,981
08/31/94               14,031
09/30/94               14,077
10/31/94               14,128
11/30/94               14,176
12/31/94               14,236
01/31/95               14,305
02/28/95               14,367
03/31/95               14,432
04/30/95               14,498
05/31/95               14,572
06/30/95               14,636
07/31/95               14,705
08/31/95               14,767
09/30/95               14,826
10/31/95               14,901
11/30/95               14,968
12/31/95               15,027
01/31/96               15,097
02/29/96               15,152
03/31/96               15,208
04/30/96               15,268
05/31/96               15,333
06/30/96               15,388
07/31/96               15,454
08/31/96               15,516
09/30/96               15,581
10/31/96               15,640
11/30/96               15,703
12/31/96               15,769
01/31/97               15,835
02/28/97               15,890
03/31/97               15,951
04/30/97               16,019
05/31/97               16,083
06/30/97               16,154
07/31/97               16,222
08/31/97               16,285
09/30/97               16,357
10/31/97               16,429
11/30/97               16,495
12/31/97               16,570
01/31/98               16,637
02/28/98               16,700
03/31/98               16,768
04/30/98               16,834
05/31/98               16,894
06/30/98               16,967

The performance graph shows a hypothetical $10,000 investment in the Portfolio. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance represents the performance of the Money Market Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

------------------------------------------------------------------
------------------------------------------------------------------

Federal Funds rate in the near-term. From 120 days out to one year, yields climb sharply reflecting the possibility that the Fed may take action toward the end of the year.
   It appears that the Fed will hold rates steady for the third quarter, but may increase rates slightly toward the end of the year if growth continues at a high pace. On the one hand, the Asian crisis is expected to slow Gross Domestic Product growth from 5.4% in the first quarter to about 1.2% due to a deterioration in trade and a reduction in inventories. On the other hand, consumer spending remains very strong and we see a modest pick up in consumer prices, especially medical care.
   As a result, I have been buying securities with short maturities out to 30 days and long securities in the one-year area. This lowered the average maturity of the Portfolio from 70 days to 40 days. As the one-year pieces mature, I plan to buy more, although the yields are lower now than when I first started buying them a year ago.
   I diversify the portfolio so that I have no more than 5% of any one issuer. I look for issuers with a large amount of commercial paper to issue or with slightly lower ratings as their offerings are often cheaper. I hold a number of floating rate securities with attractive yields. If the Fed should start to raise rates, these floaters will help the Portfolio to respond quickly as their interest rates roll to the higher levels.

Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
             SAFECO Resource Series Trust -- Money Market Portfolio
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 83.6%
BANKS (FOREIGN) - 19.2%
        $1,000   B.A.T. Capital Corp.
                 5.65%, due 7/08/98 ................................... $ 999
         1,000   Countrywide Funding Corp.
                 5.62%, due 7/15/98 ..................................... 998
         1,000   National Australia Bank Group
                 5.54%, due 7/06/98 ..................................... 999
           900   National Bank of Canada
                 5.50%, due 7/13/98 ..................................... 900

BANKS (MAJOR REGIONAL) - 8.9%
           800   BankBoston N.A. B.N.
                 5.90%, due 7/23/98 ..................................... 800
         1,000   *Fleet National Bank
                 6.01%, due 4/15/99 ................................... 1,004

BANKS (REGIONAL) - 4.4%
           900   *American Express Centurion Bank
                 5.58%, due 1/14/99 ..................................... 900

FINANCE (AUTO) - 4.9%
         1,000   General Motors Acceptance Corp.
                 5.54%, due 7/10/98 ..................................... 999

FINANCE (CONSUMER) - 4.9%
         1,000   Associates Corp. of North America
                 6.10%, due 7/01/98 ................................... 1,000

FINANCE (DIVERSIFIED & BUSINESS) - 19.6%
         1,000   Finova Capital Corp.
                 6.50%, due 7/01/98 ................................... 1,000
         1,000   General Electric Capital Corp.
                 5.57%, due 7/07/98 ..................................... 999
         1,000   Heller Financial, Inc.
                 5.65%, due 7/17/98 ..................................... 997
         1,000   *PHH Corp.
                 5.60%, due 11/03/98 .................................... 999

INVESTMENTS (BANK/BROKERAGE) - 13.7%
         1,000   #*Goldman Sachs and Company (144A) 5.66%, due 7/13/99
                 (acquired 4/08/98) ................................... 1,000
         1,000   Lehman Hutton Holding, Inc.
                 5.58%, due 7/14/98 ..................................... 998
           800   *Merrill Lynch & Co., Inc.
                 5.73%, due 12/21/98 .................................... 800

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 3.1%
         $ 636   Xerox Corp.
                 5.55%, due 7/09/98 .................................. $  635

RETAIL (GENERAL MERCHANDISE) - 4.9%
         1,000   *Racetrac Capital L.L.C.
                 5.61%, due 4/01/18 ................................... 1,000
                                                                        -----
TOTAL COMMERCIAL PAPER AND FLOATING RATE NOTES ....................... 17,027
                                                                        -----
CORPORATE BONDS - 13.3%
BANKS (FOREIGN) - 8.8%
         $ 900   Abbey National Bank
                 5.875%, due 12/22/98 ................................... 900
           900   Bayerische LandesBank
                 5.81%, due 12/17/98 .................................... 900

FINANCIAL (DIVERSIFIED) - 4.5%
           900   *Morgan Stanley, Dean Witter, Discover and Co.
                 5.79%, due 3/13/01 ..................................... 900
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,700
                                                                        -----
TEMPORARY INVESTMENTS - 0.1%
INVESTMENT COMPANIES:
         $  21   SSgA Prime Money Market Portfolio ....................... 21
                                                                        -----
TOTAL TEMPORARY INVESTMENTS .............................................. 21
                                                                        -----
TOTAL INVESTMENTS - 97.0% ............................................ 19,748
Other Assets, less Liabilities .......................................... 608
                                                                        -----
NET ASSETS .......................................................... $20,356
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The market value of such security is $1,000,000 and represents 4.9% of net assets.
* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on June 30, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
             SAFECO Resource Series Trust -- Money Market Portfolio
                              As of June 30, 1998
                                  (Unaudited)

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $19,748)                        $   19,748
  Receivables:
    Dividends and interest                                           132
    Portfolio shares sold                                            855
    Other receivable                                                  17
                                                              ----------
      Total assets                                                20,752

LIABILITIES:
  Payables:
    Investment advisory fees                                          11
    Portfolio shares redeemed                                        263
    Other                                                            122
                                                              ----------
      Total liabilities                                              396
                                                              ----------
NET ASSETS                                                    $   20,356
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING
  (Par Value $.001, unlimited shares authorized)                  20,356
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $     1.00
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             SAFECO Resource Series Trust -- Money Market Portfolio
                     For the Six-Month Ended June 30, 1998
                                  (Unaudited)

(In Thousands)
--------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                    $  548

EXPENSES:
  Investment advisory                                             63
  Legal and auditing                                               9
  Custodian                                                        2
  Trustees                                                         3
  Reports to shareholders                                         20
                                                              ------
    Total expenses before reimbursement                           97
  Expense reimbursement                                          (17)
                                                              ------
    Total expenses after reimbursement                            80
                                                              ------
NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM OPERATIONS                     $  468
                                                              ------
                                                              ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
             SAFECO Resource Series Trust -- Money Market Portfolio
                                  (Unaudited)

                                                                  SIX-MONTH
                                                               PERIOD ENDED      YEAR ENDED
                                                                    JUNE 30     DECEMBER 31
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $      468      $      838

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (468)           (838)

NET TRUST SHARE TRANSACTIONS                                          2,599           5,264
                                                              -------------   -------------
TOTAL CHANGE IN NET ASSETS                                            2,599           5,264

NET ASSETS AT BEGINNING OF PERIOD                                    17,757          12,493
                                                              -------------   -------------
NET ASSETS AT END OF PERIOD                                      $   20,356      $   17,757
                                                              -------------   -------------
                                                              -------------   -------------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS*
  Sales                                                              49,411          90,491
  Reinvestments                                                         468             838
  Redemptions                                                       (47,280)        (86,065)
                                                              -------------   -------------
    Net change                                                        2,599           5,264
                                                              -------------   -------------
                                                              -------------   -------------

-------------------------------------------------------------------------

  * Because share value is equal to $1.00, dollar amounts and share amounts are identical.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Money Market Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is current income while preserving capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio purchased at par are valued at cost. All other securities are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions (if any) are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income on investments in mutual funds is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .65 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   At June 30, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Historically, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. During the first quarter of 1998, net assets surpassed $20 million. Thus, the portfolio is now charged for all operating expenses in addition to investment advisory fees. These expenses include legal and auditing fees, custodian fees, and other expenses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                          SIX-MONTH
                                             PERIOD
                                              ENDED
                                            JUNE 30                          YEAR ENDED DECEMBER 31
                                          ---------   ---------------------------------------------
                                               1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.02        0.05        0.05        0.05        0.04

LESS DISTRIBUTIONS:
   Dividends from net investment income       (0.02)      (0.05)      (0.05)      (0.05)      (0.04)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN(A)                             2.39%**       5.08%       4.94%       5.56%       3.65%

NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  20,356   $  17,757   $  12,493   $   8,719   $   9,315
RATIO OF EXPENSES TO AVERAGE NET ASSETS      0.83%*       0.64%        .62%        .62%        .63%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++           1.01%*       0.81%        .90%        .87%        .87%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                        4.86%*       4.97%       4.86%       5.32%       3.63%

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not Annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                              GMF 941 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -TM- A trademark of SAFECO Corporation.